UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201
Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor New York, NY 10004

(Address of principal executive offices)                     (Zip code)
Daniel O’ Neill
33 Whitehall Street, 10th Floor
New York, NY 10004

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-476-7523
Date of fiscal year end: October 31
Date of reporting period: July 31, 2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 47.4%
Brazil - 14.2%
3,746	Banco Santander Brasil SA ADR	$49,897
710	Braskem SA-SP ADR*	10,849
4,507	BRF - Brasil Foods SA ADR*	63,639
1,406	Centrais Eletricas Brasileiras SA ADR*	18,390
360	Cia de Saneamento Basico do Estado de Sao Paulo ADR*	14,332
4,568	Cia Siderurgica Nacional SA ADR	76,697
136	CPFL Energia SA ADR	9,502
770	Empresa Brasileira de Aeronautica SA ADR	20,305
1,232	Fibria Celulose SA ADR*	19,342
1,634	Gafisa SA ADR	24,739
6,191	Petroleo Brasileiro SA ADR	225,352
7,187	Vale SA-SP ADR*	199,799
1,029	Vivo Participacoes SA ADR	27,515

		760,358

China - 13.1%
971	Aluminum Corp. of China Ltd ADR*	21,517
858	Baidu, Inc. ADR*	69,850
338	China Digital TV Holding Co. Ltd. ADR*	2,001
1,790	China Life Insurance Co. Ltd. ADR	120,234
949	China Petroleum & Chemical Corp. ADR	76,414
803	China Telecom Corp. Ltd ADR	40,271
204	CNinsure, Inc. ADR	4,810
980	Ctrip.com International Ltd. ADR*	39,455
491	E-House China Holdings Ltd. ADR	8,003
581	Focus Media Holding Ltd. ADR*	10,534
782	Giant Interactive Group, Inc. ADR	5,263
169	Home Inns & Hotels Management, Inc. ADR*	7,110
474	Huaneng Power International, Inc. ADR	11,087
1,233	JA Solar Holdings Co. Ltd. ADR*	7,336
404	LDK Solar Co. Ltd. ADR*	2,638
339	Longtop Financial Technologies Ltd. ADR*	11,299
561	Mindray Medical International Ltd. ADR	17,357
477	NetEase.com, Inc. ADR*	18,269
196	New Oriental Education & Technology Group, Inc. ADR*	19,169
292	Perfect World Co. Ltd. ADR*	6,821
987	PetroChina Co. Ltd. ADR	112,982
441	Renesola Ltd. ADR*	3,343
572	Shanda Games Ltd. ADR*	3,792
244	Shanda Interactive Entertainment Ltd. ADR*	9,738
858	Suntech Power Holdings Co. Ltd. ADR*	8,529
656	Trina Solar Ltd. ADR*	14,261
316	VanceInfo Technologies, Inc. ADR*	8,023
518	WuXi PharmaTech Cayman, Inc. ADR*	7,770
1,282	Yanzhou Coal Mining Co. Ltd. ADR	27,691
676	Yingli Green Energy Holding Co. Ltd. ADR*	7,382

		702,949

Hong Kong - 8.8%
4,594	China Mobile Ltd. ADR	234,019
6,744	China Unicom Hong Kong Ltd. ADR	91,988
845	CNOOC Ltd. ADR	142,315
1,626	Melco Crown Entertainment Ltd. ADR*	6,325

		474,647

India - 9.0%
765	Dr. Reddy’s Laboratories Ltd. ADR	22,116
639	HDFC Bank Ltd. ADR	105,167
2,359	ICICI Bank Ltd. ADR	91,789
2,507	Infosys Technologies Ltd. ADR	151,623
257	Patni Computer Systems Ltd. ADR	5,672
2,362	Sterlite Industries India Ltd. ADR	35,690
1,677	Tata Motors Ltd. ADR*	31,712
2,802	Wipro Ltd. ADR	38,107

		481,876

Russia - 2.3%
694	Mechel ADR	15,115
2,706	Mobile TeleSystems ADR	60,073
1,854	VimpelCom Ltd. ADR*	30,239
841	Wimm-Bill-Dann Foods ADR	16,610

		122,037

United States - 0.0%†
240	Spreadtrum Communications, Inc. ADR*	2,227

	TOTAL COMMON STOCKS (Cost $2,552,940)	$2,544,094

PREFERRED SHARES - 23.9%
Brazil - 23.9%
9,798	Banco Bradesco SA ADR	182,531
608	Brasil Telecom SA ADR*	11,893
1,139	Centrais Eletricas Brasileiras SA ADR*	17,825
399	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR Class A	25,959
893	Cia de Bebidas das Americas ADR	97,533
2,292	Cia Energetica de Minas Gerais ADR	34,845
692	Cia Paranaense de Energia ADR	15,169
3,838	Gerdau SA ADR*	56,188
809	Gol Linhas Aereas Inteligentes SA ADR	11,423
10,165	Itau Unibanco Holding SA ADR	227,594
1,388	Net Servicos de Comunicacao SA ADR*	15,032

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Brazil (continued) - 23.9%
8,532	Petroleo Brasileiro SA ADR	$271,744
566	Tam SA ADR	9,554
1,519	Tele Norte Leste Participacoes SA ADR*	22,223
424	Tim Participacoes SA ADR	12,097
11,194	Vale SA-SP ADR*	271,231

	TOTAL PREFERRED SHARES (Cost $1,335,574)	$1,282,841

SHORT TERM INVESTMENTS - 28.3%
MONEY MARKET FUNDS - 28.3%
1,517,408	Goldman Sachs Financial Square Government Fund, 0.12% (a)	1,517,408

	TOTAL SHORT TERM INVESTMENTS (Cost $1,517,408)	$1,517,408

	TOTAL INVESTMENTS (Cost $5,405,922) - 99.6% (b)	$5,344,343
	Other Assets in Excess of Liabilities - 0.4%	20,337

	TOTAL NET ASSETS - 100.0%	$5,364,680

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$20,305	0.4%
Airlines	20,977	0.4
Beverages	97,533	1.8
Chemicals	10,849	0.2
Commercial Banks	656,978	12.2
Computers & Peripherals	2,001	0.0 †
Diversified Consumer Services	19,169	0.4
Diversified Telecommunication Services	166,374	3.1
Electric Utilities	95,731	1.8
Food & Staples Retailing	25,959	0.5
Food Products	80,249	1.5
Health Care Equipment & Supplies	17,357	0.3
Hotels, Restaurants & Leisure	52,890	1.0
Household Durables	24,739	0.5
Independent Power Producers & Energy Traders	11,087	0.2
Insurance	125,045	2.3
Internet Software & Services	88,119	1.6
IT Services	195,403	3.6
Life Sciences Tools & Services	7,770	0.1
Machinery	31,712	0.6
Media	25,566	0.5
Metals & Mining	676,237	12.6
Oil, Gas & Consumable Fuels	856,498	16.0
Paper & Forest Products	19,342	0.4
Pharmaceuticals	22,116	0.4
Real Estate Management & Development	8,003	0.1
Semiconductors & Semiconductor Equipment	45,716	0.9
Software	44,936	0.8
Water Utilities	14,332	0.3
Wireless Telecommunication Services	363,942	6.8
Short Term Investments	1,517,408	28.3

Total Investments	5,344,343	99.6
Other Assets in Excess of Liabilities	20,337	0.4

Net Assets	$5,364,680	100.0%

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,948,909.
Direxion Daily BRIC Bull 2X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	BNY Mellon BRIC Select ADR Index	781	$3,855,942	9/12/2011	$(81,422)
Merrill Lynch International	BNY Mellon BRIC Select ADR Index	659	3,043,895	9/28/2011	112,640

			$6,899,837		$31,218

Direxion Daily BRIC Bear 2X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 158.9%
MONEY MARKET FUNDS - 158.9%
5,915,228	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$5,915,228

	TOTAL SHORT TERM INVESTMENTS (Cost $5,915,228)	$5,915,228

	TOTAL INVESTMENTS (Cost $5,915,228) - 158.9%	$5,915,228
	Liabilities in Excess of Other Assets - (58.9%)	(2,191,791)

	TOTAL NET ASSETS - 100.0%	$3,723,437

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,567,180.
Direxion Daily BRIC Bear 2X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	BNY Mellon BRIC Select ADR Index	1,015	$5,035,359	9/12/2011	$109,651
Merrill Lynch International	BNY Mellon BRIC Select ADR Index	539	2,562,195	9/28/2011	(21,541)

			$7,597,554		$88,110

Direxion Daily India Bull 2X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 4.3%
MUTUAL FUNDS - 4.3%
11,488	PowerShares India Portfolio	$258,480

	TOTAL INVESTMENT COMPANIES ($259,504)	$258,480

SHORT TERM INVESTMENTS - 98.7%
MONEY MARKET FUNDS - 98.7%
5,953,513	Goldman Sachs Financial Square Government Fund, 0.12% (a)	5,953,513

	TOTAL SHORT TERM INVESTMENTS (Cost $5,953,513)	$5,953,513

	TOTAL INVESTMENTS (Cost $6,213,017) - 103.0% (b)	$6,211,993
	Liabilities in Excess of Other Assets - (3.0%)	(182,088)

	TOTAL NET ASSETS - 100.0%	$6,029,905

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,468,739.
Direxion Daily India Bull 2X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Morgan Stanley Capital Services	PowerShares India Portfolio	244,650	$5,581,643	4/27/2011	$(85,018)
Credit Suisse Capital, LLC	PowerShares India Portfolio	279,850	6,140,103	9/12/2011	167,178

			$11,721,746		$82,160

Direxion Daily India Bear 2X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 111.2%
MONEY MARKET FUNDS - 111.2%
3,846,331	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$3,846,331

	TOTAL SHORT TERM INVESTMENTS (Cost $3,846,331)	$3,846,331

	TOTAL INVESTMENTS (Cost $3,846,331) - 111.2%	$3,846,331
	Liabilities in Excess of Other Assets - (11.2%)	(388,296)

	TOTAL NET ASSETS - 100.0%	$3,458,035

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,240,139.
Direxion Daily India Bear 2X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Morgan Stanley Capital Services	PowerShares India Portfolio	92,750	$2,052,643	4/12/2011	$(35,832)
Credit Suisse Capital, LLC	PowerShares India Portfolio	94,150	2,061,094	9/12/2011	(59,460)
Merrill Lynch International	PowerShares India Portfolio	120,400	2,441,439	11/25/2011	(285,950)

			$6,555,176		$(381,242)

Direxion Daily Natural Gas Related Bull 2X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 51.1% (a) Gas Utilities - 0.6%
1,504	Questar Corp.	$24,741

Oil, Gas & Consumable Fuels - 50.5%
1,721	Anadarko Petroleum Corp.	84,604
818	Apache Corp.	78,185
1,943	Cabot Oil & Gas Corp.	59,203
2,918	Chesapeake Energy Corp. (b)	61,366
907	Cimarex Energy Co.	62,465
1,055	Devon Energy Corp.	65,927
2,144	Encana Corp.	65,456
3,924	EXCO Resources, Inc.	56,937
2,324	Exxon Mobil Corp.	138,696
2,296	Forest Oil Corp.*	65,643
10,241	GMX Resources, Inc.*	63,392
4,818	Goodrich Petroleum Corp.*	59,936
1,345	Hess Corp.	72,079
1,325	Murphy Oil Corp.	72,544
1,322	Newfield Exploration Co.*	70,674
1,124	Noble Energy, Inc. (b)	75,375
3,451	PetroHawk Energy Corp.*	54,422
9,716	PetroQuest Energy, Inc.*	64,514
1,500	Range Resources Corp.	55,680
1,372	Royal Dutch Shell PLC ADR Class A	76,036
1,543	SM Energy Co.	63,911
1,637	Southwestern Energy Co.*	59,669
3,438	Statoil ASA ADR	69,895
5,325	Stone Energy Corp.*	62,622
2,198	Suncor Energy, Inc. (b)	72,424
4,207	Talisman Energy, Inc.	72,108
1,526	Total SA ADR	77,261
1,456	Ultra Petroleum Corp.*	61,691

		1,942,715

	TOTAL COMMON STOCKS (Cost $2,001,190)	$1,967,456

SHORT TERM INVESTMENTS - 17.6%
MONEY MARKET FUNDS - 17.6%
680,000	Goldman Sachs Financial Square Government Fund, 0.12% (a)(c)	680,000

	TOTAL SHORT TERM INVESTMENTS (Cost $680,000)	$680,000

	TOTAL INVESTMENTS (Cost $2,681,190) - 68.7%	$2,647,456
	Other Assets in Excess of Liabilities - 31.3%	1,206,700

	TOTAL NET ASSETS - 100.0%	$3,854,156

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,434,327.

(b)	This security is not segregated as collateral for swap contracts.

(*)	Non-Income producing security.

(c)	Represents annualized seven-day yield at July 31, 2010.

Direxion Daily Natural Gas Related Bull 2X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Deutsche Bank AG London	ISE-Revere Natural Gas Index	1,836	$179,435	7/20/2011	$(1,975)
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	57,567	5,656,315	1/17/2012	(92,825)

			$5,835,750		$(94,800)

Direxion Daily Natural Gas Related Bear 2X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Appreciation
Deutsche Bank AG London	ISE-Revere Natural Gas Index	7,466	$727,056	7/16/2011	$5,532
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	77,041	7,567,338	1/17/2012	120,290

			$8,294,394		$125,822

Direxion Daily Retail Bull 2X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 50.3%
Food & Staples Retailing - 13.6%
221	BJ’s Wholesale Club, Inc.*	$10,067
1,811	Costco Wholesale Corp.	102,702
8,389	Wal-Mart Stores, Inc.	429,433

		542,202

Internet & Catalog Retail - 5.3%
1,438	Amazon.com, Inc.*	169,526
2,456	Liberty Media Corp. - Interactive Class A*	27,802
164	Netflix, Inc.*	16,818

		214,146

Multiline Retail - 9.4%
333	Big Lots, Inc.*	11,425
287	Dollar General Corp.*	8,375
523	Dollar Tree, Inc.*	23,179
555	Family Dollar Stores, Inc.	22,949
971	J.C. Penney Co., Inc.	23,916
1,262	Kohl’s Corp.*	60,185
1,735	Macy’s, Inc.	32,358
687	Nordstrom, Inc.	23,358
187	Sears Holdings Corp.*	13,277
3,027	Target Corp.	155,346

		374,368

Specialty Retail - 22.0%
298	Aaron’ s, Inc.	5,412
363	Abercrombie & Fitch Co. Class A	13,409
361	Advance Auto Parts, Inc.	19,324
384	Aeropostale, Inc.*	10,917
861	American Eagle Outfitters, Inc.	10,599
271	AutoNation, Inc.*	6,620
114	AutoZone, Inc.*	24,119
1,082	Bed Bath & Beyond, Inc.*	40,986
1,417	Best Buy Co., Inc.	49,113
919	CarMax, Inc.*	19,391
735	Chico’s FAS, Inc.	6,887
368	Dick’s Sporting Goods, Inc.*	9,682
644	Foot Locker, Inc.	8,752
628	GameStop Corp. Class A*	12,591
1,888	Gap, Inc.	34,192
6,961	Home Depot, Inc.	198,458
1,098	Limited Brands, Inc.	28,153
5,932	Lowe’s Cos., Inc.	123,030
1,133	Office Depot, Inc.*	4,895
568	O’Reilly Automotive, Inc.*	27,991
486	PetSmart, Inc.	15,090
515	RadioShack Corp.	11,093
503	Ross Stores, Inc.	26,488
3,001	Staples, Inc.	61,010
1,677	TJX Cos, Inc.	69,629
149	Tractor Supply Co.	10,357
501	Urban Outfitters, Inc.*	16,112
396	Williams-Sonoma, Inc.	10,577

		874,877

	TOTAL COMMON STOCKS (Cost $2,005,068)	$2,005,593

SHORT TERM INVESTMENTS - 7.2%
MONEY MARKET FUNDS- 7.2%
285,994	Goldman Sachs Financial Square Government Fund, 0.12% (a)	285,994

	TOTAL SHORT TERM INVESTMENTS (Cost $285,994)	$285,994

	TOTAL INVESTMENTS (Cost $2,291,062) - 57.5% (b)	$2,291,587
	Other Assets in Excess of Liabilities - 42.5%	1,693,779

	TOTAL NET ASSETS - 100.0%	$3,985,366

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,292,271.

Direxion Daily Retail Bull 2X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Deutsche Bank AG London	Russell 1000 Retail Index	5,652	$5,967,504	7/17/2015	$(3,311)

Direxion Daily Retail Bear 2X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 41.4%
MONEY MARKET FUNDS - 41.4%
1,643,194	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$1,643,194

	TOTAL SHORT TERM INVESTMENTS (Cost $1,643,194)	$1,643,194

	TOTAL INVESTMENTS (Cost $1,643,194) - 41.4%	$1,643,194
	Other Assets in Excess of Liabilities - 58.6%	2,322,599

	TOTAL NET ASSETS - 100.0%	$3,965,793

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,643,194.
Direxion Daily Retail Bear 2X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	Russell 1000 Retail Index	689	$704,596	7/16/2011	$(22,587)
Deutsche Bank AG London	Russell 1000 Retail Index	6,833	7,203,178	7/17/2015	(9,198)

			$7,907,774		$(31,785)

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 55.8%
Aerospace & Defense - 1.5%
8,367	Boeing Co.	$570,127
13,334	General Dynamics Corp.	816,708
8,444	Honeywell International, Inc.	361,910
1,275	L-3 Communications Holdings, Inc.	93,126
3,407	Lockheed Martin Corp.	256,036
4,561	Northrop Grumman Corp.	267,457
1,564	Precision Castparts Corp.	191,105
1,729	Rockwell Collins, Inc.	98,830
10,285	United Technologies Corp.	731,264

		3,386,563

Air Freight & Logistics - 0.4%
1,832	C.H. Robinson Worldwide, Inc.	119,446
3,448	FedEx Corp.	284,632
7,870	United Parcel Service, Inc. Class B	511,550

		915,628

Airlines - 0.3%
26,923	Delta Air Lines, Inc.*	319,845
27,301	Southwest Airlines Co.	328,977

		648,822

Auto Components - 0.2%
4,539	BorgWarner, Inc.*	199,081
7,415	Johnson Controls, Inc.	213,626

		412,707

Automobiles - 0.2%
36,762	Ford Motor Co.*	469,451

Beverages - 1.4%
4,672	Brown-Forman Corp. Class B	295,317
782	Central European Distribution Corp.*	20,387
23,220	Coca-Cola Co.	1,279,654
10,541	Coca-Cola Enterprises, Inc.	302,527
8,089	Constellation Brands, Inc. Class A*	137,998
17,777	PepsiCo, Inc.	1,153,905

		3,189,788

Biotechnology - 0.6%
3,454	Alexion Pharmaceuticals, Inc.*	187,759
10,556	Amgen, Inc.*	575,619
5,539	Amylin Pharmaceuticals, Inc.*	104,798
9,811	Gilead Sciences, Inc.*	326,903
7,230	Human Genome Sciences, Inc.*	187,546
1,978	Talecris Biotherapeutics Holdings Corp.*	43,575

		1,426,200

Capital Markets - 1.2%
488	Affiliated Managers Group, Inc.*	34,565
2,832	Ameriprise Financial, Inc.	120,048
8,491	E*Trade Financial Corp.*	124,223
4,549	Eaton Vance Corp.	136,288
1,638	Franklin Resources, Inc.	164,750
5,675	Goldman Sachs Group, Inc.	855,904
12,743	Invesco Ltd.	248,998
1,288	Jefferies Group, Inc.	31,801
3,539	Lazard Ltd. Class A	105,002
22,344	Morgan Stanley	603,065
2,670	Northern Trust Corp.	125,463
1,646	SEI Investments Co.	31,570
2,864	T. Rowe Price Group, Inc.	138,131

		2,719,808

Chemicals - 1.5%
8,189	Air Products & Chemicals, Inc.	594,358
3,530	Albemarle Corp.	153,979
1,704	CF Industries Holdings, Inc.	138,348
1,890	Cytec Industries, Inc.	94,349
12,733	Dow Chemical Co.	347,993
9,980	E.I. du Pont de Nemours & Co.	405,887
2,788	Eastman Chemical Co.	174,640
2,568	Ecolab, Inc.	125,601
3,063	International Flavors & Fragrances, Inc.	138,999
748	Lubrizol Corp.	69,931
6,018	Monsanto Co.	348,081
1,740	Mosaic Co.	82,911
1,834	PPG Industries, Inc.	127,408
3,383	Praxair, Inc.	293,712
1,020	Sherwin-Williams Co.	70,533
1,340	Sigma-Aldrich Corp.	75,174

		3,241,904

Commercial Banks - 1.3%
6,672	Associated Banc-Corp.	90,672
7,627	BB&T Corp.	189,378
7,719	CIT Group, Inc.*	280,663
1,945	Comerica, Inc.	74,610
2,185	Fulton Financial Corp.	19,905
9,688	KeyCorp	81,960
7,049	Popular, Inc.*	20,231
18,862	Regions Financial Corp.	138,258
21,130	U.S. Bancorp	505,007
53,638	Wells Fargo & Co.	1,487,382

		2,888,066

Commercial Services & Supplies - 0.1%
4,990	Covanta Holding Corp.*	75,199
5,323	Waste Management, Inc.	180,716

		255,915

Communications Equipment - 1.3%
3,572	Ciena Corp.*	46,757
62,945	Cisco Systems, Inc.*	1,452,141
15,764	Juniper Networks, Inc.*	437,924
3,282	Polycom, Inc.*	97,410
18,074	QUALCOMM, Inc.	688,258
14,870	Tellabs, Inc.	103,793

		2,826,283

Computers & Peripherals - 2.0%
10,029	Apple, Inc.*	2,579,960
22,652	EMC Corp.*	448,283
25,850	Hewlett-Packard Co.	1,190,134

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Computers & Peripherals (continued) - 2.0%
4,700	NCR Corp.*	$64,390
4,306	QLogic Corp.*	68,552

		4,351,319

Construction & Engineering - 0.2%
6,895	Fluor Corp.	332,960
3,197	URS Corp.*	129,127

		462,087

Construction Materials - 0.1%
4,921	Vulcan Materials Co.	222,626

Consumer Finance - 0.4%
11,561	American Express Co.	516,083
20,970	Discover Financial Services	320,212

		836,295

Containers & Packaging - 0.0% †
1,182	Temple-Inland, Inc.	23,711

Distributors - 0.1%
6,132	Genuine Parts Co.	262,634
2,310	LKQ Corp.*	45,692

		308,326

Diversified Consumer Services - 0.1%
4,992	Apollo Group, Inc. Class A*	230,281
2,813	Service Corp. International	23,967

		254,248

Diversified Financial Services - 2.3%
110,580	Bank of America Corp.	1,552,543
233,169	Citigroup, Inc.*	955,993
2,332	CME Group, Inc.	650,162
43,858	JPMorgan Chase & Co.	1,766,600
2,149	Leucadia National Corp.*	47,471
7,913	Moody’s Corp.	186,351

		5,159,120

Diversified Telecommunication Services - 1.5%
65,129	AT&T, Inc.	1,689,446
11,581	CenturyLink, Inc.	412,515
31,154	Verizon Communications, Inc.	905,335
18,645	Windstream Corp.	212,553

		3,219,849

Electric Utilities - 0.8%
5,277	American Electric Power Co., Inc.	189,866
49,570	Duke Energy Corp.	847,647
8,605	Pepco Holdings, Inc.	145,511
4,183	Pinnacle West Capital Corp.	159,330
11,083	Progress Energy, Inc.	466,705

		1,809,059

Electrical Equipment - 0.3%
2,343	AMETEK, Inc.	103,725
8,299	Emerson Electric Co.	411,132
2,317	Hubbell, Inc. Class B	109,339

		624,196

Electronic Equipment, Instruments & Components - 0.2%
3,835	Agilent Technologies, Inc.*	107,112
4,684	Arrow Electronics, Inc.*	116,116
3,380	FLIR Systems, Inc.*	100,589
1,557	Itron, Inc.*	101,314

		425,131

Energy Equipment & Services - 1.1%
6,175	Baker Hughes, Inc.	298,067
2,662	Diamond Offshore Drilling, Inc.	158,362
19,950	Halliburton Co.	596,106
1,934	Oil States International, Inc.*	88,848
6,778	Pride International, Inc.*	161,249
13,144	Schlumberger Ltd.	784,171
9,588	Smith International, Inc.	397,710

		2,484,513

Food & Staples Retailing - 0.9%
17,881	CVS Caremark Corp.	548,768
7,013	SUPERVALU, Inc.	79,107
6,516	Sysco Corp.	201,801
22,490	Wal-Mart Stores, Inc.	1,151,263

		1,980,939

Food Products - 1.2%
14,170	Archer-Daniels-Midland Co.	387,691
3,173	Bunge Ltd.	157,539
2,024	Campbell Soup Co.	72,662
19,644	ConAgra Foods, Inc.	461,241
2,490	Corn Products International, Inc.	83,017
2,012	Dean Foods Co.*	23,058
4,374	Del Monte Foods Co.	60,711
7,311	General Mills, Inc.	250,036
3,488	H.J. Heinz Co.	155,146
1,312	J.M. Smucker Co.	80,596
17,669	Kraft Foods, Inc. Class A	516,111
4,507	Mead Johnson Nutrition Co. Class A	239,502
7,283	Sara Lee Corp.	107,716
1,513	Smithfield Foods, Inc.*	21,560
6,575	Tyson Foods, Inc. Class A	115,128

		2,731,714

Gas Utilities - 0.1%
2,998	AGL Resources, Inc.	113,924
2,477	Atmos Energy Corp.	71,833
4,208	UGI Corp.	113,448

		299,205

Health Care Equipment & Supplies - 0.9%
2,710	Beckman Coulter, Inc.	124,199
1,596	C.R. Bard, Inc.	125,334
561	Intuitive Surgical, Inc.*	184,216
2,409	Kinetic Concepts, Inc.*	85,544
12,133	Medtronic, Inc.	448,557
12,604	St. Jude Medical, Inc.*	463,449
1,536	Teleflex, Inc.	87,045
7,825	Zimmer Holdings, Inc.*	414,647

		1,932,991

Health Care Providers & Services - 0.4%
5,976	CIGNA Corp.	183,822

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Health Care Providers & Services (continued) - 0.4%
3,653	Community Health Systems, Inc.*	$118,467
6,040	Express Scripts, Inc.*	272,887
4,027	Laboratory Corp. of America Holdings*	293,890
3,936	Patterson Cos, Inc.	105,012

		974,078

Health Care Technology - 0.1%
2,658	Cerner Corp.*	205,862

Hotels, Restaurants & Leisure - 1.5%
4,523	Brinker International, Inc.	71,102
9,638	Carnival Corp.	334,246
1,216	Chipotle Mexican Grill, Inc.*	179,846
25,183	McDonald’s Corp.	1,756,011
10,550	MGM Resorts International*	114,573
5,087	Royal Caribbean Cruises Ltd.*	146,811
8,218	Starbucks Corp.	204,217
14,504	Wendy’s/Arby’s Group, Inc. Class A	63,237
12,617	Yum! Brands, Inc.	521,082

		3,391,125

Household Durables - 0.1%
1,854	Jarden Corp.	53,673
10,734	Newell Rubbermaid, Inc.	166,377
2,088	Tupperware Brands Corp.	82,246

		302,296

Household Products - 1.2%
3,045	Church & Dwight Co., Inc.	201,792
5,408	Colgate-Palmolive Co.	427,124
31,742	Procter & Gamble Co.	1,941,341

		2,570,257

Independent Power Producers & Energy Traders - 0.2%
25,830	AES Corp.*	266,307
8,501	NRG Energy, Inc.*	192,803

		459,110

Industrial Conglomerates - 1.3%
7,858	3M Co.	672,173
117,669	General Electric Co.	1,896,824
10,541	Textron, Inc.	218,831

		2,787,828

Insurance - 2.7%
5,176	Aflac, Inc.	254,607
82	Alleghany Corp.*	24,618
948	American Financial Group, Inc.	27,938
10,390	AON Corp.	391,391
2,017	Arch Capital Group Ltd.*	157,850
3,999	Arthur J. Gallagher & Co.	101,655
2,987	Aspen Insurance Holdings Ltd.	81,694
1,236	Assurant, Inc.	46,090
19,057	Berkshire Hathaway, Inc. Class B*	1,488,733
7,206	Chubb Corp.	379,252
5,638	Cincinnati Financial Corp.	155,327
1,022	CNA Financial Corp.*	28,677
8,860	Fidelity National Financial, Inc. Class A	130,862
9,794	Hartford Financial Services Group, Inc.	229,278
12,133	Loews Corp.	450,741
377	Markel Corp.*	127,426
5,967	Marsh & McLennan Cos, Inc.	140,344
1,031	Mercury General Corp.	44,467
6,492	MetLife, Inc.	273,054
25,867	Progressive Corp.	508,028
3,304	Protective Life Corp.	74,307
5,114	Prudential Financial, Inc.	292,981
2,823	Reinsurance Group of America, Inc.	135,448
528	StanCorp Financial Group, Inc.	19,900
904	Torchmark Corp.	47,975
5,461	Travelers Cos, Inc.	275,507
299	White Mountains Insurance Group Ltd.	93,901

		5,982,051

Internet & Catalog Retail - 0.4%
5,333	Amazon.com, Inc.*	628,707
682	priceline.com, Inc.*	153,041

		781,748

Internet Software & Services - 1.2%
30,246	eBay, Inc.*	632,444
2,683	Google, Inc. Class A*	1,300,853
49,087	Yahoo!, Inc.*	681,328

		2,614,625

IT Services - 1.5%
6,729	Accenture PLC Class A	266,738
7,959	Amdocs Ltd.*	217,519
5,540	Automatic Data Processing, Inc.	228,636
5,249	Broadridge Financial Solutions, Inc.	106,555
3,301	Cognizant Technology Solutions Corp. Class A*	180,103
2,812	Global Payments, Inc.	106,097
3,473	Hewitt Associates, Inc. Class A*	170,524
14,134	International Business Machines Corp.	1,814,806
1,046	Lender Processing Services, Inc.	33,409
7,119	Paychex, Inc.	185,023
6,355	Total System Services, Inc.	94,753

		3,404,163

Life Sciences Tools & Services - 0.2%
2,556	Charles River Laboratories International, Inc.*	79,440
7,043	Life Technologies Corp.*	302,779

		382,219

Machinery - 1.2%
1,971	Bucyrus International, Inc.	122,636
6,924	Caterpillar, Inc.	482,949

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Machinery (continued) - 1.2%
2,211	Cummins, Inc.	$176,018
4,682	Deere & Co.	312,196
2,975	Donaldson Co., Inc.	141,223
4,114	Dover Corp.	197,349
1,843	Eaton Corp.	144,602
4,861	Illinois Tool Works, Inc.	211,454
3,539	Ingersoll-Rand PLC	132,571
2,743	Navistar International Corp.*	141,841
4,022	PACCAR, Inc.	184,288
3,542	Parker Hannifin Corp.	220,029
2,227	Snap-On, Inc.	99,480
2,487	WABCO Holdings, Inc.*	96,197

		2,662,833

Marine - 0.1%
1,586	Alexander & Baldwin, Inc.	53,210
2,085	Kirby Corp.*	80,147

		133,357

Media - 1.9%
411	Central European Media Enterprises Ltd. Class A*	8,837
9,773	DIRECTV Class A*	363,165
6,266	Discovery Communications, Inc. Class A*	241,930
7,727	Dish Network Corp. Class A*	155,158
1,709	Lamar Advertising Co. Class A*	46,741
7,114	McGraw-Hill Cos, Inc.	218,329
25,184	News Corp. Class A	328,651
8,555	Omnicom Group, Inc.	318,759
8,417	Thomson Reuters Corp.	315,132
7,812	Time Warner Cable, Inc.	446,612
12,564	Time Warner, Inc.	395,263
14,603	Viacom, Inc. Class B	482,483
26,980	Walt Disney Co.	908,956

		4,230,016

Metals & Mining - 0.5%
4,240	AK Steel Holding Corp.	59,318
3,806	Allegheny Technologies, Inc.	181,204
12,158	Nucor Corp.	475,864
6,519	Southern Copper Corp.	204,762
3,422	United States Steel Corp.	151,697

		1,072,845

Multiline Retail - 0.1%
2,678	Big Lots, Inc.*	91,882
4,651	Macy’s, Inc.	86,741
1,751	Sears Holdings Corp.*	124,321

		302,944

Multi-Utilities - 0.9%
2,622	Ameren Corp.	66,520
8,874	CMS Energy Corp.	141,274
6,574	Dominion Resources, Inc.	276,042
6,503	DTE Energy Co.	300,178
1,291	Integrys Energy Group, Inc.	61,129
14,365	PG&E Corp.	637,806
4,358	SCANA Corp.	166,955
3,385	Sempra Energy	168,404
3,131	Vectren Corp.	77,555

		1,895,863

Office Electronics - 0.2%
37,471	Xerox Corp.	364,968

Oil, Gas & Consumable Fuels - 4.7%
1,336	Alpha Natural Resources, Inc.*	51,209
5,452	Anadarko Petroleum Corp.	268,020
3,711	Apache Corp.	354,697
22,136	Chevron Corp.	1,686,985
2,826	Cobalt International Energy, Inc.*	23,625
16,406	ConocoPhillips	905,939
4,921	Devon Energy Corp.	307,513
2,787	EOG Resources, Inc.	271,733
53,772	Exxon Mobil Corp.	3,209,113
2,929	Forest Oil Corp.*	83,740
3,216	Hess Corp.	172,345
7,820	Marathon Oil Corp.	261,579
3,974	Massey Energy Co.	121,525
2,114	Murphy Oil Corp.	115,742
8,948	Occidental Petroleum Corp.	697,318
5,922	Peabody Energy Corp.	267,378
5,406	Plains Exploration & Production Co.*	121,905
6,614	SandRidge Energy, Inc.*	39,023
2,269	Southern Union Co.	51,211
7,631	Southwestern Energy Co.*	278,150
21,675	Spectra Energy Corp.	450,623
5,446	Tesoro Corp.	70,308
6,238	Valero Energy Corp.	105,984
1,967	Whiting Petroleum Corp.*	173,116
12,878	Williams Cos, Inc.	249,962

		10,338,743

Paper & Forest Products - 0.1%
4,809	International Paper Co.	116,378
8,170	Weyerhaeuser Co.	132,517

		248,895

Personal Products - 0.1%
6,674	Avon Products, Inc.	207,762
625	NBTY, Inc.*	33,681

		241,443

Pharmaceuticals - 3.7%
17,019	Abbott Laboratories	835,293
11,736	Allergan, Inc.	716,600
18,949	Bristol-Myers Squibb Co.	472,209
39,229	Eli Lilly & Co.	1,396,552
35,913	Johnson & Johnson	2,086,186
9,632	King Pharmaceuticals, Inc.*	84,376
34,366	Merck & Co., Inc.	1,184,252
88,897	Pfizer, Inc.	1,333,455
2,194	Valeant Pharmaceuticals International*	123,566

		8,232,489

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Professional Services - 0.1%
1,946	Dun & Bradstreet Corp.	$133,029

Real Estate Investment Trusts - 1.4%
488	Alexandria Real Estate Equities, Inc.	34,428
5,359	Boston Properties, Inc.	438,902
2,496	CommonWealth REIT	64,778
3,116	Equity Residential	142,869
1,158	Essex Property Trust, Inc.	121,717
11,342	HCP, Inc.	402,301
25,388	Host Hotels & Resorts, Inc.	364,064
15,640	Kimco Realty Corp.	235,695
4,618	Nationwide Health Properties, Inc.	172,806
4,953	Public Storage	485,988
6,254	UDR, Inc.	132,022
3,591	Ventas, Inc.	182,136
1,782	Vornado Realty Trust	147,514
4,640	Weingarten Realty Investors	98,229

		3,023,449

Real Estate Management & Development - 0.1%
10,998	CB Richard Ellis Group, Inc. Class A*	186,966
3,578	St. Joe Co.*	92,277

		279,243

Road & Rail - 0.6%
4,295	CSX Corp.	226,432
1,933	Landstar System, Inc.	78,364
10,275	Norfolk Southern Corp.	578,174
5,584	Union Pacific Corp.	416,957

		1,299,927

Semiconductors & Semiconductor Equipment - 1.8%
3,334	Altera Corp.	92,418
4,476	Analog Devices, Inc.	132,982
17,777	Atmel Corp.*	92,974
61,326	Intel Corp.	1,263,316
6,563	KLA-Tencor Corp.	207,850
8,647	Linear Technology Corp.	275,666
17,292	Marvell Technology Group Ltd.*	257,997
5,572	Maxim Integrated Products, Inc.	97,677
7,109	Microchip Technology, Inc.	216,469
22,077	NVIDIA Corp.*	202,888
6,826	Skyworks Solutions, Inc.*	119,660
41,915	Texas Instruments, Inc.	1,034,881
2,879	Varian Semiconductor Equipment Associates, Inc.*	81,361

		4,076,139

Software - 2.1%
20,312	Adobe Systems, Inc.*	583,361
2,796	Citrix Systems, Inc.*	153,836
1,798	Factset Research Systems, Inc.	134,850
2,756	McAfee, Inc.*	91,224
84,421	Microsoft Corp.	2,178,906
41,985	Oracle Corp.	992,525
2,399	Salesforce.com, Inc.*	237,381
23,670	Symantec Corp.*	307,000

		4,679,083

Specialty Retail - 1.1%
2,306	American Eagle Outfitters, Inc.	28,387
10,151	Bed Bath & Beyond, Inc.*	384,520
2,462	CarMax, Inc.*	51,948
5,205	Chico’s FAS, Inc.	48,771
3,448	Dick’s Sporting Goods, Inc.*	90,717
1,420	Guess?, Inc.	50,694
18,668	Home Depot, Inc.	532,225
10,307	Limited Brands, Inc.	264,271
15,902	Lowe’s Cos, Inc.	329,807
10,904	Office Depot, Inc.*	47,105
3,918	PetSmart, Inc.	121,654
20,374	Staples, Inc.	414,203

		2,364,302

Textiles, Apparel & Luxury Goods - 0.4%
6,727	Coach, Inc.	248,697
3,164	Hanesbrands, Inc.*	79,258
3,972	NIKE, Inc. Class B	292,498
2,158	Polo Ralph Lauren Corp. Class A	170,504

		790,957

Thrifts & Mortgage Finance - 0.3%
8,066	First Niagara Financial Group, Inc.	108,165
16,805	New York Community Bancorp, Inc.	290,054
14,326	People’s United Financial, Inc.	198,272

		596,491

Tobacco - 0.8%
22,962	Altria Group, Inc.	508,838
1,681	Lorillard, Inc.	128,159
20,413	Philip Morris International, Inc.	1,041,880

		1,678,877

Trading Companies & Distributors - 0.2%
1,456	Fastenal Co.	71,460
2,393	W.W. Grainger, Inc.	268,040

		339,500

Wireless Telecommunication Services - 0.4%
4,445	American Tower Corp. Class A*	205,537
11,199	Crown Castle International Corp.*	442,472
32,464	Sprint Nextel Corp.*	148,360
592	US Cellular Corp.*	27,842

		824,211

	TOTAL COMMON STOCKS (Cost $124,355,233)	$123,171,430

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 44.5%
MONEY MARKET FUNDS - 44.5%
98,171,771	Goldman Sachs Financial Square Government Fund, 0.12% (a)	$98,171,771

	TOTAL SHORT TERM INVESTMENTS (Cost $98,171,771)	$98,171,771

	TOTAL INVESTMENTS (Cost $222,527,004) - 100.3% (b)	$221,343,201
	Liabilities in Excess of Other Assets - (0.3%)	(748,971)

	TOTAL NET ASSETS - 100.0%	$220,594,230

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $166,639,206.
Direxion Daily Large Cap Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Morgan Stanley Capital Services	Russell 1000 Index	86,600	$51,016,249	1/19/2011	$2,067,731
Credit Suisse Capital, LLC	Russell 1000 Index	490,000	271,145,770	1/27/2011	29,992,376
BNP Paribas	Russell 1000 Index	50,300	32,629,768	2/14/2011	(2,024,076)
Merrill Lynch International	Russell 1000 Index	91,400	54,475,523	2/24/2011	932,390
Citibank N.A.	Russell 1000 Index	15,000	8,942,238	1/20/2012	150,920
Deutsche Bank AG London	Russell 1000 Index	155,400	93,876,672	8/21/2014	411,703

			$512,086,220		$31,531,044

Direxion Daily Large Cap Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 99.0%
MONEY MARKET FUNDS- 99.0%
303,082,194	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$303,082,194

	TOTAL SHORT TERM INVESTMENTS (Cost $303,082,194)	$303,082,194

	TOTAL INVESTMENTS (Cost $303,082,194) - 99.0%	$303,082,194
	Other Assets in Excess of Liabilities - 1.0%	3,006,575

	TOTAL NET ASSETS - 100.0%	$306,088,769

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $199,964,024.
Direxion Daily Large Cap Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Morgan Stanley Capital Services	Russell 1000 Index	188,600	$110,395,318	1/19/2011	$(4,204,666)
Merrill Lynch International	Russell 1000 Index	181,400	108,298,959	2/24/2011	(2,681,130)
BNP Paribas	Russell 1000 Index	138,800	86,690,584	3/14/2011	2,300,022
Credit Suisse Capital, LLC	Russell 1000 Index	639,800	401,530,932	11/7/2011	12,151,228
Citibank N.A.	Russell 1000 Index	85,000	50,882,071	1/17/2012	(653,810)
Deutsche Bank AG London	Russell 1000 Index	281,500	164,709,398	6/30/2014	(6,149,835)

			$922,507,262		$761,809

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 48.3%
Aerospace & Defense - 0.7%
731	Goodrich Corp.	$53,268
3,754	ITT Corp.	176,888
920	Rockwell Collins, Inc.	52,587

		282,743

Air Freight & Logistics - 0.8%
3,393	C.H. Robinson Worldwide, Inc.	221,224
1,243	Expeditors International of Washington, Inc.	53,002
2,077	UTI Worldwide, Inc.	30,345

		304,571

Airlines - 0.5%
4,811	Delta Air Lines, Inc.*	57,155
9,121	Southwest Airlines Co.	109,908
984	UAL Corp.*	23,360

		190,423

Auto Components - 0.3%
498	Autoliv, Inc.*	28,605
987	BorgWarner, Inc.*	43,290
1,606	TRW Automotive Holdings Corp.*	56,355

		128,250

Automobiles - 0.1%
1,377	Harley-Davidson, Inc.	37,496

Beverages - 0.7%
619	Brown-Forman Corp. Class B	39,127
1,863	Coca-Cola Enterprises, Inc.	53,468
1,071	Constellation Brands, Inc. Class A*	18,271
2,954	Dr Pepper Snapple Group, Inc.	110,923
1,354	Hansen Natural Corp.*	56,719

		278,508

Biotechnology - 0.3%
1,201	Myriad Genetics, Inc.*	17,427
1,013	United Therapeutics Corp.*	49,526
1,183	Vertex Pharmaceuticals, Inc.*	39,820

		106,773

Building Products - 0.1%
410	Armstrong World Industries, Inc.*	14,990
2,097	Masco Corp.	21,557

		36,547

Capital Markets - 0.9%
912	Affiliated Managers Group, Inc.*	64,597
1,505	Ameriprise Financial, Inc.	63,797
2,905	Ares Capital Corp.	40,699
602	Greenhill & Co., Inc.	40,966
3,757	Janus Capital Group, Inc.	39,373
681	Jefferies Group, Inc.	16,814
545	Lazard Ltd. Class A	16,170
1,534	T. Rowe Price Group, Inc.	73,985
922	Waddell & Reed Financial, Inc. Class A	21,971

		378,372

Chemicals - 1.4%
1,868	Albemarle Corp.	81,482
3,204	Celanese Corp. Class A	90,000
415	CF Industries Holdings, Inc.	33,694
701	Eastman Chemical Co.	43,911
425	FMC Corp.	26,558
3,858	Huntsman Corp.	40,393
465	International Flavors & Fragrances, Inc.	21,102
914	Intrepid Potash, Inc.*	22,119
398	Lubrizol Corp.	37,209
972	PPG Industries, Inc.	67,525
827	Scotts Miracle-Gro Co. Class A	39,903
539	Sherwin-Williams Co.	37,272
710	Sigma-Aldrich Corp.	39,831

		580,999

Commercial Banks - 1.7%
1,170	CIT Group, Inc.*	42,541
931	City National Corp.	52,760
3,608	Comerica, Inc.	138,403
864	East West Bancorp, Inc.	13,470
4,645	Fifth Third Bancorp	59,038
5,139	KeyCorp	43,476
667	M&T Bank Corp.	58,256
9,529	Regions Financial Corp.	69,848
2,923	SunTrust Banks, Inc.	75,852
9,675	Synovus Financial Corp.	25,348
2,909	TCF Financial Corp.	46,079
3,292	Valley National Bancorp	47,767

		672,838

Commercial Services & Supplies - 1.0%
3,189	Iron Mountain, Inc.	75,484
4,246	Pitney Bowes, Inc.	103,645
4,221	R.R. Donnelley & Sons Co.	71,208
5,252	Republic Services, Inc.	167,329

		417,666

Communications Equipment - 0.4%
839	Ciena Corp.*	10,982
469	F5 Networks, Inc.*	41,192
759	Harris Corp.	33,798
4,415	JDS Uniphase Corp.*	47,903
2,251	Tellabs, Inc.	15,712

		149,587

Computers & Peripherals - 0.3%
1,606	Lexmark International, Inc. Class A*	59,020
1,344	SanDisk Corp.*	58,733

		117,753

Construction & Engineering - 0.2%
594	Aecom Technology Corp.*	14,339
2,152	KBR, Inc.	48,162
856	Shaw Group, Inc.*	27,426

		89,927

Construction Materials - 0.0% †
745	Eagle Materials, Inc.	18,223

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Consumer Finance - 0.1%
3,179	Discover Financial Services	$48,543

Containers & Packaging - 0.6%
398	AptarGroup, Inc.	17,142
539	Ball Corp.	31,391
638	Bemis Co., Inc.	19,114
947	Crown Holdings, Inc.*	26,355
1,456	Owens-Illinois, Inc.*	40,258
603	Packaging Corp. of America	14,472
778	Pactiv Corp.*	23,667
3,262	Sealed Air Corp.	70,557

		242,956

Distributors - 0.1%
927	Genuine Parts Co.	39,703

Diversified Consumer Services - 0.2%
756	Apollo Group, Inc. Class A*	34,874
744	DeVry, Inc.	40,027

		74,901

Diversified Financial Services - 0.4%
742	Interactive Brokers Group, Inc. Class A*	12,280
433	IntercontinentalExchange, Inc.*	45,733
1,139	Leucadia National Corp.*	25,160
1,199	Moody’s Corp.	28,236
643	MSCI, Inc. Class A*	20,750
1,841	NASDAQ OMX Group, Inc.*	35,844

		168,003

Diversified Telecommunication Services - 0.6%
3,511	CenturyLink, Inc.	125,062
9,279	Windstream Corp.	105,781

		230,843

Electric Utilities - 1.2%
3,469	Allegheny Energy, Inc.	79,093
1,905	Edison International	63,151
3,563	FirstEnergy Corp.	134,325
732	ITC Holdings Corp.	41,534
4,806	NV Energy, Inc.	61,036
2,859	Pepco Holdings, Inc.	48,346
1,679	Progress Energy, Inc.	70,703

		498,188

Electrical Equipment - 0.7%
979	Cooper Industries PLC	44,202
1,066	General Cable Corp.*	28,292
1,228	Hubbell, Inc. Class B	57,949
788	Regal-Beloit Corp.	47,934
1,922	Roper Industries, Inc.	120,125

		298,502

Electronic Equipment, Instruments & Components - 0.6%
2,028	Amphenol Corp.	90,854
3,549	Avnet, Inc.*	89,257
312	Dolby Laboratories, Inc. Class A*	19,803
236	Itron, Inc.*	15,357
3,523	Vishay Intertechnology, Inc.*	29,910

		245,181

Energy Equipment & Services - 1.1%
1,428	Cameron International Corp.*	56,535
1,292	Exterran Holdings, Inc.*	34,458
710	FMC Technologies, Inc.*	44,929
550	Helmerich & Payne, Inc.	22,291
1,128	Oceaneering International, Inc.*	55,813
3,147	Patterson-UTI Energy, Inc.	51,705
1,830	Rowan Cos, Inc.*	46,226
1,452	Smith International, Inc.	60,229
4,326	Weatherford International Ltd.*	70,081

		442,267

Food & Staples Retailing - 0.4%
1,066	BJ’s Wholesale Club, Inc.*	48,556
2,272	Safeway, Inc.	46,667
2,769	SUPERVALU, Inc.	31,234
817	Whole Foods Market, Inc.*	31,021

		157,478

Food Products - 1.3%
2,605	ConAgra Foods, Inc.	61,165
439	Corn Products International, Inc.	14,636
1,060	Dean Foods Co.*	12,148
1,848	H.J. Heinz Co.	82,199
1,414	Hormel Foods Corp.	60,689
1,732	McCormick & Co., Inc.	68,120
1,195	Mead Johnson Nutrition Co. Class A	63,502
7,722	Sara Lee Corp.	114,208
803	Smithfield Foods, Inc.*	11,443
1,746	Tyson Foods, Inc. Class A	30,572

		518,682

Gas Utilities - 0.3%
1,593	AGL Resources, Inc.	60,534
2,825	Questar Corp.	46,471

		107,005

Health Care Equipment & Supplies - 1.3%
529	Beckman Coulter, Inc.	24,244
8,863	Boston Scientific Corp.*	49,633
557	C.R. Bard, Inc.	43,741
864	Cooper Cos, Inc.	33,575
2,152	DENTSPLY International, Inc.	64,603
662	Edwards Lifesciences Corp.*	38,264
970	Hospira, Inc.*	50,537
890	IDEXX Laboratories, Inc.*	52,279
228	Intuitive Surgical, Inc.*	74,868
1,172	Thoratec Corp.*	43,106
722	Varian Medical Systems, Inc.*	39,854

		514,704

Health Care Providers & Services - 1.4%
1,651	AmerisourceBergen Corp.	49,480
1,751	Brookdale Senior Living, Inc.*	24,829
1,754	CIGNA Corp.	53,953
2,126	DaVita, Inc.*	121,862
606	Emergency Medical Services Corp. Class A*	27,112
2,033	Health Net, Inc.*	47,877
2,521	Humana, Inc.*	118,537

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Health Care Providers & Services (continued) - 1.4%
610	Laboratory Corp. of America Holdings*	$44,518
872	Quest Diagnostics, Inc.	40,975
1,759	VCA Antech, Inc.*	36,658

		565,801

Health Care Technology - 0.3%
1,330	Allscripts-Misys Healthcare Solutions, Inc.*	22,198
1,345	Cerner Corp.*	104,170

		126,368

Hotels, Restaurants & Leisure - 0.9%
1,877	Burger King Holdings, Inc.	32,435
367	Chipotle Mexican Grill, Inc.*	54,279
672	Hyatt Hotels Corp. Class A*	26,282
3,485	International Game Technology	53,111
1,586	Marriott International, Inc. Class A	53,781
1,600	MGM Resorts International*	17,376
1,923	Wendy’s/Arby’s Group, Inc. Class A	8,384
3,661	Wyndham Worldwide Corp.	93,465
441	Wynn Resorts Ltd.	38,667

		377,780

Household Durables - 1.0%
889	Fortune Brands, Inc.	39,009
655	Garmin Ltd.	18,674
1,572	KB Home	17,889
1,359	Lennar Corp. Class A	20,072
773	M.D.C. Holdings, Inc.	22,510
551	Mohawk Industries, Inc.*	26,960
5,691	Newell Rubbermaid, Inc.	88,210
127	NVR, Inc.*	79,565
1,135	Toll Brothers, Inc.*	19,704
638	Whirlpool Corp.	53,145

		385,738

Household Products - 0.4%
1,450	Church & Dwight Co., Inc.	96,091
823	Clorox Co.	53,396
410	Energizer Holdings, Inc.*	25,223

		174,710

Independent Power Producers & Energy Traders - 0.6%
11,198	AES Corp.*	115,451
3,780	Constellation Energy Group, Inc.	119,448
400	Ormat Technologies, Inc.	11,128

		246,027

Industrial Conglomerates - 0.1%
1,244	Carlisle Cos, Inc.	41,898

Insurance - 2.8%
137	Alleghany Corp.*	41,130
1,864	American International Group, Inc.*	71,708
1,576	AON Corp.	59,368
1,582	Aspen Insurance Holdings Ltd.	43,268
2,028	Assurant, Inc.	75,624
3,498	Assured Guaranty Ltd.	54,919
2,592	Axis Capital Holdings Ltd.	80,793
854	Cincinnati Financial Corp.	23,528
2,945	Fidelity National Financial, Inc. Class A	43,498
2,859	Genworth Financial, Inc. Class A*	38,825
2,595	Hartford Financial Services Group, Inc.	60,749
4,651	Lincoln National Corp.	121,112
3,163	Marsh & McLennan Cos, Inc.	74,394
4,931	Old Republic International Corp.	61,687
472	OneBeacon Insurance Group Ltd. Class A	7,500
3,918	Progressive Corp.	76,950
1,687	Protective Life Corp.	37,941
582	RenaissanceRe Holdings Ltd.	33,302
969	StanCorp Financial Group, Inc.	36,522
483	Torchmark Corp.	25,633
1,944	Unum Group	44,362
92	White Mountains Insurance Group Ltd.	28,893

		1,141,706

Internet & Catalog Retail - 0.3%
4,089	Liberty Media Corp. - Interactive Class A*	46,287
276	priceline.com, Inc.*	61,934

		108,221

Internet Software & Services - 0.2%
1,006	Akamai Technologies, Inc.*	38,590
1,212	AOL, Inc.*	25,355

		63,945

IT Services - 0.8%
4,221	Amdocs Ltd.*	115,360
2,034	Convergys Corp.*	22,720
888	CoreLogic, Inc.	17,787
1,940	Fidelity National Information Services, Inc.	55,620
1,807	SAIC, Inc.*	30,050
975	Teradata Corp.*	31,005
3,927	Western Union Co.	63,735

		336,277

Leisure Equipment & Products - 0.2%
763	Hasbro, Inc.	32,160
2,133	Mattel, Inc.	45,134

		77,294

Life Sciences Tools & Services - 0.9%
712	Illumina, Inc.*	31,919
2,323	Life Technologies Corp.*	99,866
643	Mettler-Toledo International, Inc.*	75,102
482	Techne Corp.	28,149
1,901	Waters Corp.*	121,968

		357,004

Machinery - 1.6%
1,539	Bucyrus International, Inc.	95,757

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Machinery (continued) - 1.6%
288	CNH Global NV*	$8,865
1,172	Cummins, Inc.	93,303
980	Eaton Corp.	76,891
1,073	Gardner Denver, Inc.	54,476
1,240	Graco, Inc.	39,147
1,881	Ingersoll-Rand PLC	70,462
803	Pall Corp.	30,707
941	Parker Hannifin Corp.	58,455
688	Toro Co.	35,810
703	Trinity Industries, Inc.	14,320
1,318	WABCO Holdings, Inc.*	50,980

		629,173

Marine - 0.2%
840	Alexander & Baldwin, Inc.	28,182
1,106	Kirby Corp.*	42,515

		70,697

Media - 1.5%
2,751	Cablevision Systems Corp. Class A	75,405
3,974	CBS Corp. Class B	58,736
830	Clear Channel Outdoor Holdings, Inc. Class A*	9,138
1,660	Discovery Communications, Inc. Class A*	64,093
2,340	Dish Network Corp. Class A*	46,987
1,516	Dreamworks Animation SKG, Inc. Class A*	47,239
3,043	Gannett Co., Inc.	40,107
2,861	Interpublic Group of Cos, Inc.*	26,150
2,971	Liberty Global, Inc. Class A*	86,902
1,845	McGraw-Hill Cos, Inc.	56,623
128	Morningstar, Inc.*	5,761
1,833	Scripps Networks Interactive, Inc. Class A	78,141

		595,282

Metals & Mining - 0.4%
643	AK Steel Holding Corp.	8,996
381	Carpenter Technology Corp.	13,316
2,814	Gerdau Ameristeel Corp.*	30,870
974	Royal Gold, Inc.	42,983
583	Titanium Metals Corp.*	12,908
839	United States Steel Corp.	37,193

		146,266

Multiline Retail - 0.4%
1,659	Big Lots, Inc.*	56,920
409	Dollar General Corp.*	11,935
2,121	J.C. Penney Co., Inc.	52,240
2,468	Macy’s, Inc.	46,028

		167,123

Multi-Utilities - 1.0%
4,736	Ameren Corp.	120,152
2,212	Consolidated Edison, Inc.	102,017
2,311	SCANA Corp.	88,534
1,447	Sempra Energy	71,988

		382,691

Office Electronics - 0.2%
8,059	Xerox Corp.	78,495

Oil, Gas & Consumable Fuels - 3.1%
3,324	Arch Coal, Inc.	78,746
4,302	Consol Energy, Inc.	161,239
2,334	Denbury Resources, Inc.*	36,971
4,112	El Paso Corp.	50,660
1,054	Frontline Ltd.	32,252
911	Holly Corp.	24,351
1,120	Murphy Oil Corp.	61,320
779	Newfield Exploration Co.*	41,645
2,184	Noble Energy, Inc.	146,459
1,571	Peabody Energy Corp.	70,931
1,766	PetroHawk Energy Corp.*	27,850
1,842	Pioneer Natural Resources Co.	106,689
932	Range Resources Corp.	34,596
3,508	SandRidge Energy, Inc.*	20,697
1,287	SM Energy Co.	53,308
3,787	Spectra Energy Corp.	78,732
2,467	Sunoco, Inc.	87,998
867	Teekay Corp.	23,947
2,888	Tesoro Corp.	37,284
3,304	Valero Energy Corp.	56,135

		1,231,810

Paper & Forest Products - 0.4%
2,552	International Paper Co.	61,758
3,495	MeadWestvaco Corp.	83,740
1,237	Weyerhaeuser Co.	20,064

		165,562

Personal Products - 0.3%
2,504	Avon Products, Inc.	77,950
644	Estee Lauder Cos, Inc. Class A	40,089

		118,039

Pharmaceuticals - 0.4%
1,768	Forest Laboratories, Inc.*	49,062
5,105	King Pharmaceuticals, Inc.*	44,720
1,806	Mylan, Inc.*	31,424
653	Watson Pharmaceuticals, Inc.*	26,446

		151,652

Real Estate Investment Trusts - 3.3%
906	Alexandria Real Estate Equities, Inc.	63,918
983	AMB Property Corp.	24,536
6,422	Annaly Capital Management, Inc.	111,743
2,390	Apartment Investment & Management Co. Class A	51,313
2,844	Boston Properties, Inc.	232,924
1,306	BRE Properties, Inc.	54,199
949	Corporate Office Properties Trust	35,587
458	Digital Realty Trust, Inc.	28,955
4,589	Duke Realty Corp.	54,884
1,653	Equity Residential	75,790
616	Essex Property Trust, Inc.	64,748
359	Federal Realty Investment Trust	28,070
1,719	HCP, Inc.	60,973
2,539	Health Care REIT, Inc.	115,042

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued) - 3.3%
3,847	Host Hotels & Resorts, Inc.	$55,166
6,929	Kimco Realty Corp.	104,420
758	Macerich Co.	31,419
463	Mack-Cali Realty Corp.	14,918
337	Taubman Centers, Inc.	13,814
917	Ventas, Inc.	46,510
944	Vornado Realty Trust	78,144

		1,347,073

Real Estate Management & Development - 0.2%
860	Jones Lang LaSalle, Inc.	66,616
1,316	St. Joe Co.*	33,940

		100,556

Semiconductors & Semiconductor Equipment - 2.4%
3,511	Advanced Micro Devices, Inc.*	26,297
5,289	Altera Corp.	146,611
2,374	Analog Devices, Inc.	70,532
1,430	Atheros Communications, Inc.*	37,809
759	Cree, Inc.*	53,768
2,532	Intersil Corp. Class A	28,764
994	KLA-Tencor Corp.	31,480
2,219	Lam Research Corp.*	93,620
1,309	Linear Technology Corp.	41,731
3,164	Marvell Technology Group Ltd.*	47,207
3,607	Maxim Integrated Products, Inc.	63,231
3,768	Microchip Technology, Inc.	114,736
9,311	Micron Technology, Inc.*	67,784
3,072	National Semiconductor Corp.	42,394
561	Novellus Systems, Inc.*	14,984
3,765	NVIDIA Corp.*	34,600
1,525	Varian Semiconductor Equipment Associates, Inc.*	43,096

		958,644

Software - 1.5%
3,106	Autodesk, Inc.*	91,751
1,061	BMC Software, Inc.*	37,750
2,273	CA, Inc.	44,460
1,085	Citrix Systems, Inc.*	59,697
954	Factset Research Systems, Inc.	71,550
1,639	Intuit, Inc.*	65,150
2,220	McAfee, Inc.*	73,482
2,658	Nuance Communications, Inc.*	43,884
1,193	Rovi Corp.*	53,088
669	Salesforce.com, Inc.*	66,198

		607,010

Specialty Retail - 1.7%
1,486	Aaron’s, Inc.	26,986
1,599	Advance Auto Parts, Inc.	85,594
546	Aeropostale, Inc.*	15,523
1,538	Bed Bath & Beyond, Inc.*	58,259
1,306	CarMax, Inc.*	27,557
3,656	Chico’s FAS, Inc.	34,257
3,127	GameStop Corp. Class A*	62,696
1,321	Guess?, Inc.	47,160
2,264	Limited Brands, Inc.	58,049
693	PetSmart, Inc.	21,518
716	Ross Stores, Inc.	37,705
2,585	Tiffany & Co.	108,751
743	Tractor Supply Co.	51,646
1,693	Williams-Sonoma, Inc.	45,220

		680,921

Textiles, Apparel & Luxury Goods - 0.4%
1,782	Coach, Inc.	65,881
1,954	Hanesbrands, Inc.*	48,948
326	Polo Ralph Lauren Corp. Class A	25,757
515	VF Corp.	40,855

		181,441

Thrifts & Mortgage Finance - 0.1%
2,544	New York Community Bancorp, Inc.	43,909
1,634	TFS Financial Corp.	20,360

		64,269

Tobacco - 0.2%
893	Lorillard, Inc.	68,082

Trading Companies & Distributors - 0.4%
1,980	Fastenal Co.	97,178
893	MSC Industrial Direct Co., Inc. Class A	44,998

		142,176

Water Utilities - 0.1%
1,022	American Water Works Co., Inc.	21,850

Wireless Telecommunication Services - 0.3%
3,514	Clearwire Corp. Class A*	24,528
357	Leap Wireless International, Inc.*	4,245
1,470	MetroPCS Communications, Inc.*	13,156
1,367	SBA Communications Corp. Class A*	49,458
1,087	Telephone & Data Systems, Inc.	37,099

		128,486

	TOTAL COMMON STOCKS (Cost $16,284,569)	$19,417,699

SHORT TERM INVESTMENTS - 48.1%
MONEY MARKET FUNDS - 48.1%
19,328,446	Goldman Sachs Financial Square Government Fund, 0.12% (a)	19,328,446

	TOTAL SHORT TERM INVESTMENTS (Cost $19,328,446)	$19,328,446

	TOTAL INVESTMENTS (Cost $35,613,015) - 96.4% (b)	$38,746,145
	Other Assets in Excess of Liabilities - 3.6%	1,468,305

	TOTAL NET ASSETS - 100.0%	$40,214,450

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

(†)	Less than 0.05%.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,283,960.
Direxion Daily Mid Cap Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Appreciation
Morgan Stanley Capital Services	Russell Midcap Index	44,225	$37,642,433	1/19/2011	$21,316
Credit Suisse Capital, LLC	Russell Midcap Index	52,015	38,335,445	2/28/2011	6,328,056
BNP Paribas	Russell Midcap Index	23,000	19,302,436	3/14/2011	223,074

			$95,280,314		$6,572,446

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 111.8%
MONEY MARKET FUNDS - 111.8%
27,433,522	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$27,433,522

	TOTAL SHORT TERM INVESTMENTS (Cost $27,433,522)	$27,433,522

	TOTAL INVESTMENTS (Cost $27,433,522) - 111.8%	$27,433,522
	Liabilities in Excess of Other Assets - (11.8%)	(2,885,406)

	TOTAL NET ASSETS - 100.0%	$24,548,116

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,596,028.
Direxion Daily Mid Cap Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	Russell Midcap Index	31,665	$24,762,445	1/10/2011	$(2,305,960)
Morgan Stanley Capital Services	Russell Midcap Index	24,925	21,245,029	1/19/2011	(37,506)
BNP Paribas	Russell Midcap Index	30,150	24,285,168	3/14/2011	(1,326,706)

			$70,292,642		$(3,670,172)

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 61.1%
Aerospace & Defense - 1.6%
19,057	Aerovironment, Inc.*	$455,653
4,483	American Science & Engineering, Inc.	354,964
18,144	Cubic Corp.	735,195
13,207	Curtiss-Wright Corp.	400,040
60,366	GenCorp, Inc.*	317,525
10,566	HEICO Corp.	417,674
15,639	Herley Industries, Inc.*	242,092
83,805	Hexcel Corp.*	1,566,315
6,868	Kratos Defense & Security Solutions, Inc.*	75,960
39,198	Moog, Inc. Class A*	1,403,680
25,025	Teledyne Technologies, Inc.*	1,026,776
6,013	Triumph Group, Inc.	456,387

		7,452,261

Air Freight & Logistics - 0.2%
14,877	Atlas Air Worldwide Holdings, Inc.*	870,007
11,217	Dynamex, Inc.*	150,981

		1,020,988

Airlines - 0.3%
25,746	Alaska Air Group, Inc.*	1,328,236
39,489	Republic Airways Holdings, Inc.*	246,806

		1,575,042

Auto Components - 0.3%
28,157	Cooper Tire & Rubber Co.	608,473
5,691	Hawk Corp. Class A*	166,348
27,215	Tenneco, Inc.*	751,134

		1,525,955

Biotechnology - 2.4%
33,441	Acorda Therapeutics, Inc.*	1,081,482
21,499	Affymax, Inc.*	138,239
73,735	Alkermes, Inc.*	951,182
90,521	Allos Therapeutics, Inc.*	436,311
6,050	AMAG Pharmaceuticals, Inc.*	190,454
87,436	Arena Pharmaceuticals, Inc.*	695,116
39,849	ArQule, Inc.*	170,155
61,164	Array BioPharma, Inc.*	193,890
94,415	Celera Corp.*	631,636
13,719	Celldex Therapeutics, Inc.*	70,378
21,013	Cubist Pharmaceuticals, Inc.*	453,461
8,503	Emergent Biosolutions, Inc.*	157,901
93,773	Exelixis, Inc.*	292,572
16,112	Genomic Health, Inc.*	207,684
74,841	Halozyme Therapeutics, Inc.*	536,610
56,641	Inhibitex, Inc.*	107,051
92,351	Inovio Pharmaceuticals, Inc.*	93,275
33,880	Isis Pharmaceuticals, Inc.*	335,073
22,763	Keryx Biopharmaceuticals, Inc.*	85,589
135,421	Ligand Pharmaceuticals, Inc. Class B*	223,445
38,358	Martek Biosciences Corp.*	793,627
29,367	Medivation, Inc.*	279,280
97,445	Novavax, Inc.*	217,302
35,883	NPS Pharmaceuticals, Inc.*	248,310
34,886	Pharmacyclics, Inc.*	243,155
59,843	Rigel Pharmaceuticals, Inc.*	484,728
58,313	Savient Pharmaceuticals, Inc.*	798,888
57,012	Spectrum Pharmaceuticals, Inc.*	237,740
53,962	Theravance, Inc.*	799,177

		11,153,711

Building Products - 0.2%
7,798	American Woodmark Corp.	128,901
18,684	Apogee Enterprises, Inc.	210,382
20,238	Insteel Industries, Inc.	188,011
18,565	Quanex Building Products Corp.	326,558
11,338	Simpson Manufacturing Co, Inc.	292,407

		1,146,259

Capital Markets - 0.9%
7,757	Arlington Asset Investment Corp. Class A	155,683
32,675	BlackRock Kelso Capital Corp.	348,642
3,211	Capital Southwest Corp.	285,201
2,773	Diamond Hill Investment Group, Inc.*	161,139
15,180	Epoch Holding Corp.	188,991
9,525	Gladstone Investment Corp.	62,865
52,473	Gleacher & Co, Inc.*	104,946
13,329	Harris & Harris Group, Inc.*	54,249
34,165	Hercules Technology Growth Capital, Inc.	357,366
21,958	HFF, Inc. Class A*	192,352
15,681	Investment Technology Group, Inc.*	246,349
42,803	LaBranche & Co, Inc.*	162,223
88,174	MCG Capital Corp.	510,527
27,989	MVC Capital, Inc.	358,819
17,879	Stifel Financial Corp.*	828,513
13,834	Triangle Capital Corp.	209,862
5,868	Virtus Investment Partners, Inc.*	151,394

		4,379,121

Chemicals - 1.7%
32,459	Balchem Corp.	858,541
30,993	Ferro Corp.*	330,695
7,709	Innophos Holdings, Inc.	225,951
12,925	Kraton Performance Polymers, Inc.*	303,220
21,651	Minerals Technologies, Inc.	1,129,533
3,708	NewMarket Corp.	397,461
22,714	Olin Corp.	461,094
27,451	OM Group, Inc.*	741,177
51,409	Omnova Solutions, Inc.*	400,990
39,703	Rockwood Holdings, Inc.*	1,159,725
42,766	Sensient Technologies Corp.	1,259,886
2,799	Stepan Co.	184,762

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Chemicals (continued) - 1.7%
16,538	STR Holdings, Inc.*	$370,451
7,075	Westlake Chemical Corp.	175,036
11,989	Zoltek Cos, Inc.*	125,285

		8,123,807

Commercial Banks - 3.4%
25,227	1st United Bancorp, Inc.*	187,689
2,631	American National Bankshares, Inc.	58,145
9,371	Ames National Corp.	181,329
10,867	Arrow Financial Corp.	274,066
31,738	Banco Latinoamericano de Comercio Exterior SA Class E*	392,599
3,692	Bryn Mawr Bank Corp.	68,671
25,473	Centerstate Banks, Inc.	224,672
28,127	Chemical Financial Corp.	631,451
13,963	Citizens & Northern Corp.	161,412
10,189	City Holding Co.	300,066
37,191	CoBiz Financial, Inc.	234,675
45,243	Columbia Banking System, Inc.	827,042
45,166	First Commonwealth Financial Corp.	239,380
20,824	First Financial Bancorp	331,102
11,015	First Merchants Corp.	95,610
11,316	Heritage Financial Corp.*	168,043
5,144	Hudson Valley Holding Corp.	99,588
27,646	Investors Bancorp, Inc.*	362,992
18,562	Lakeland Financial Corp.	381,078
5,507	Merchants Bancshares, Inc.	131,342
15,556	Metro Bancorp, Inc.*	197,717
13,697	OmniAmerican Bancorp, Inc.*	156,968
20,497	Oriental Financial Group, Inc.	290,238
11,055	PacWest Bancorp	231,381
12,351	Park National Corp.	828,505
2,081	Penns Woods Bancorp, Inc.	65,031
12,101	Peoples Bancorp, Inc.	208,742
9,611	Pinnacle Financial Partners, Inc.*	96,975
3,406	Porter Bancorp, Inc.	36,955
16,792	Prosperity Bancshares, Inc.	568,913
10,957	Sierra Bancorp	129,840
23,557	Signature Bank*	905,531
33,986	SVB Financial Group*	1,467,855
18,015	TowneBank	277,431
36,773	Trustmark Corp.	809,006
22,743	UMB Financial Corp.	855,592
17,006	United Bankshares, Inc.	434,163
44,092	United Community Banks, Inc.*	136,685
19,093	Univest Corp. of Pennsylvania	330,882
23,110	Virginia Commerce Bancorp, Inc.*	148,135
37,589	Webster Financial Corp.	700,659
56,651	West Coast Bancorp*	144,460
16,891	Westamerica Bancorporation	908,060
34,721	Whitney Holding Corp.	281,935
22,456	Wilshire Bancorp, Inc.	169,094

		15,731,705

Commercial Services & Supplies - 1.5%
29,892	ABM Industries, Inc.	648,656
42,362	American Reprographics Co.*	377,022
28,730	Casella Waste Systems, Inc. Class A*	114,633
19,918	Clean Harbors, Inc.*	1,258,021
998	CompX International, Inc.	13,024
47,204	Deluxe Corp.	971,458
17,884	Ennis, Inc.	302,597
23,842	Kimball International, Inc. Class B	148,774
11,969	Multi-Color Corp.	156,315
22,423	Rollins, Inc.	489,718
12,777	Schawk, Inc.	189,483
17,867	Standard Parking Corp.*	304,811
27,570	Steelcase, Inc. Class A	190,509
30,428	Tetra Tech, Inc.*	638,075
20,907	United Stationers, Inc.*	1,132,114

		6,935,210

Communications Equipment - 1.5%
26,841	ADTRAN, Inc.	847,639
45,641	Arris Group, Inc.*	425,374
25,776	Aviat Networks, Inc.*	104,135
57,485	BigBand Networks, Inc.*	179,353
6,315	Black Box Corp.	192,229
9,010	DG FastChannel, Inc.*	343,551
21,681	Finisar Corp.*	347,546
31,635	Infinera Corp.*	286,297
19,779	InterDigital, Inc.*	539,769
16,535	KVH Industries, Inc.*	231,159
41,503	Network Engines, Inc.*	80,931
34,615	Network Equipment Technologies, Inc.*	107,999
53,986	Oclaro, Inc.*	665,647
34,454	Plantronics, Inc.	1,032,586
18,148	Riverbed Technology, Inc.*	673,109
239,740	Sonus Networks, Inc.*	690,451
24,594	Tekelec*	347,759

		7,095,534

Computers & Peripherals - 0.2%
10,469	Avid Technology, Inc.*	135,364
26,914	Hutchinson Technology, Inc.*	102,273
32,344	Immersion Corp.*	178,862
77,111	Quantum Corp.*	123,378
16,353	Xyratex Ltd.*	212,425

		752,302

Construction & Engineering - 0.3%
8,908	Argan, Inc.*	74,204
34,629	Comfort Systems USA, Inc.	395,117
23,858	EMCOR Group, Inc.*	620,547
10,640	Northwest Pipe Co.*	193,329
12,967	Orion Marine Group, Inc.*	161,050
18,883	Pike Electric Corp.*	177,311

		1,621,558

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Construction Materials - 0.2%
17,345	Texas Industries, Inc.	$575,854
2,993	United States Lime & Minerals, Inc.*	127,861

		703,715

Consumer Finance - 0.6%
63,321	Advance America Cash Advance Centers, Inc.	249,485
24,082	Cash America International, Inc.	806,747
17,342	First Cash Financial Services, Inc.*	415,861
15,193	Nelnet, Inc. Class A	306,291
18,906	World Acceptance Corp.*	783,276

		2,561,660

Containers & Packaging - 0.3%
24,840	Myers Industries, Inc.	196,484
46,631	Silgan Holdings, Inc.	1,325,253

		1,521,737

Distributors - 0.0% †
19,945	Audiovox Corp. Class A*	148,590

Diversified Consumer Services - 0.6%
6,614	American Public Education, Inc.*	295,381
8,444	Bridgepoint Education, Inc.*	156,636
4,823	Capella Education Co.*	448,153
11,402	Coinstar, Inc.*	518,791
7,086	Learning Tree International, Inc.*	82,198
3,359	National American University Holdings, Inc.	24,756
25,413	Regis Corp.	387,040
17,065	Steiner Leisure Ltd.*	725,433

		2,638,388

Diversified Financial Services - 0.3%
17,313	Asset Acceptance Capital Corp.*	77,735
52,061	PHH Corp.*	1,036,535
18,694	Primus Guaranty, Ltd.*	81,506

		1,195,776

Diversified Telecommunication Services - 0.4%
12,829	Alaska Communications Systems Group, Inc.	118,797
34,737	Global Crossing Ltd.*	401,907
80,357	Globalstar, Inc.*	141,428
16,288	IDT Corp. Class B*	301,654
39,225	Iridium Communications, Inc.*	404,410
14,264	Neutral Tandem, Inc.*	152,625
17,284	Premiere Global Services, Inc.*	108,198
89,849	Vonage Holdings Corp.*	220,130

		1,849,149

Electric Utilities - 0.6%
13,792	Central Vermont Public Service Corp.	292,942
17,484	Cleco Corp.	499,168
26,631	MGE Energy, Inc.	997,864
55,708	Portland General Electric Co.	1,064,023

		2,853,997

Electrical Equipment - 1.3%
28,474	Advanced Battery Technologies, Inc.*	100,798
16,136	American Superconductor Corp.*	486,500
14,305	AZZ, Inc.	622,697
33,692	Baldor Electric Co.	1,287,708
28,276	Brady Corp. Class A	786,356
46,957	Broadwind Energy, Inc.*	139,932
152,242	Capstone Turbine Corp.*	150,720
70,204	Ener1, Inc.*	229,567
86,674	GrafTech International Ltd.*	1,359,048
19,707	Hoku Corp.*	62,471
21,781	LSI Industries, Inc.	114,568
41,500	UQM Technologies, Inc.*	150,230
17,547	Woodward Governor Co.	530,621

		6,021,216

Electronic Equipment, Instruments & Components - 1.5%
8,081	Anixter International, Inc.*	390,474
33,410	Benchmark Electronics, Inc.*	557,947
11,369	Checkpoint Systems, Inc.*	227,039
34,264	Cognex Corp.	639,024
13,003	Coherent, Inc.*	481,371
9,798	CTS Corp.	91,611
52,351	Insight Enterprises, Inc.*	762,754
21,471	IPG Photonics Corp.*	345,898
12,930	Keithley Instruments, Inc.	139,515
17,574	Littelfuse, Inc.*	625,810
27,264	Mercury Computer Systems, Inc.*	359,885
16,074	Methode Electronics, Inc.	171,670
102,207	Microvision, Inc.*	289,246
15,845	Newport Corp.*	201,707
16,667	Richardson Electronics, Ltd.	159,170
45,682	Sanmina-SCI Corp.*	574,223
9,650	ScanSource, Inc.*	266,147
60,520	Smart Modular Technologies (WWH), Inc.*	327,413
17,811	Technitrol, Inc.	71,066
4,938	Viasystems Group, Inc.*	76,144
38,468	X-Rite, Inc.*	142,332

		6,900,446

Energy Equipment & Services - 1.4%
41,287	Allis-Chalmers Energy, Inc.*	107,759
41,381	Bristow Group, Inc.*	1,383,367
6,862	CARBO Ceramics, Inc.	550,332
27,985	Complete Production Services, Inc.*	538,711
7,108	Dawson Geophysical Co.*	165,687
9,790	Dril-Quip, Inc.*	511,821
94,016	Hercules Offshore, Inc.*	238,801

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Energy Equipment & Services (continued) - 1.4%
26,781	Hornbeck Offshore Services, Inc.*	$450,724
10,769	Lufkin Industries, Inc.	442,714
30,297	Matrix Service Co.*	293,578
13,937	Natural Gas Services Group*	230,657
133,598	Parker Drilling Co.*	558,440
61,441	Pioneer Drilling Co.*	406,739
45,690	Willbros Group, Inc.*	418,064

		6,297,394

Food & Staples Retailing - 0.5%
29,325	Casey’s General Stores, Inc.	1,121,681
36,746	Great Atlantic & Pacific Tea Co.*	127,141
12,625	Ruddick Corp.	447,556
8,569	Susser Holdings Corp.*	102,914
12,437	United Natural Foods, Inc.*	419,500
19,823	Winn-Dixie Stores, Inc.*	194,464

		2,413,256

Food Products - 1.1%
4,745	Calavo Growers, Inc.	100,214
7,854	Diamond Foods, Inc.	349,817
41,361	Dole Food Co., Inc.*	452,489
7,775	Farmer Bros Co.	131,242
14,277	Fresh Del Monte Produce, Inc.*	297,533
16,357	J & J Snack Foods Corp.	682,250
20,382	Lancaster Colony Corp.	1,058,233
14,902	Lance, Inc.	314,879
9,357	Limoneira Co.	170,672
13,077	Sanderson Farms, Inc.	611,350
6,476	Synutra International, Inc.*	109,185
20,030	TreeHouse Foods, Inc.*	955,231

		5,233,095

Gas Utilities - 1.0%
11,899	New Jersey Resources Corp.	444,190
49,374	Nicor, Inc.	2,162,087
7,635	Northwest Natural Gas Co.	361,975
20,653	Piedmont Natural Gas Co, Inc.	549,783
8,600	South Jersey Industries, Inc.	401,792
18,222	WGL Holdings, Inc.	657,450

		4,577,277

Health Care Equipment & Supplies - 2.0%
51,194	Align Technology, Inc.*	888,216
14,844	Analogic Corp.	674,957
11,125	Cantel Medical Corp.	176,665
44,794	Cerus Corp.*	138,861
5,816	Cutera, Inc.*	45,481
11,197	Cynosure, Inc. Class A*	115,105
26,248	Delcath Systems, Inc.*	204,734
28,361	Dexcom, Inc.*	316,509
9,044	Haemonetics Corp.*	499,681
9,225	Kensey Nash Corp.*	216,787
29,398	MAKO Surgical Corp.*	322,496
44,831	Masimo Corp.*	1,034,699
13,954	Micrus Endovascular Corp.*	324,570
9,812	NxStage Medical, Inc.*	154,931
24,764	OraSure Technologies, Inc.*	117,381
14,111	Orthofix International NV*	427,281
12,604	SonoSite, Inc.*	368,667
21,335	STERIS Corp.	678,240
31,059	Symmetry Medical, Inc.*	302,204
30,738	Syneron Medical Ltd.*	283,712
24,661	Unilife Corp.*	147,226
57,894	Volcano Corp.*	1,277,721
6,479	Young Innovations, Inc.	172,989
7,719	Zoll Medical Corp.*	204,245

		9,093,358

Health Care Providers & Services - 1.6%
6,854	Accretive Health, Inc.*	81,494
12,868	Air Methods Corp.*	408,559
10,346	America Service Group, Inc.	182,503
28,025	AMN Healthcare Services, Inc.*	168,711
22,446	CardioNet, Inc.*	107,067
13,662	Catalyst Health Solutions, Inc.*	472,432
22,988	Emeritus Corp.*	395,623
24,470	Gentiva Health Services, Inc.*	504,816
14,220	Kindred Healthcare, Inc.*	189,126
10,812	Landauer, Inc.	678,669
16,654	MedCath Corp.*	147,554
4,930	Molina Healthcare, Inc.*	146,963
7,225	MWI Veterinary Supply, Inc.*	380,469
10,336	National Healthcare Corp.	360,933
29,083	Odyssey HealthCare, Inc.*	778,261
14,896	Providence Service Corp*	214,502
37,649	Sun Healthcare Group, Inc.*	311,734
17,642	Team Health Holdings, Inc.*	231,287
11,666	U.S. Physical Therapy, Inc.*	212,205
26,212	Universal American Corp.*	438,789
36,624	WellCare Health Plans, Inc.*	944,533

		7,356,230

Health Care Technology - 0.6%
28,586	athenahealth, Inc.*	793,833
8,461	Computer Programs & Systems, Inc.	380,491
37,188	MedAssets, Inc.*	870,571
59,473	Merge Healthcare, Inc.*	192,693
6,789	Quality Systems, Inc.	372,852
3,943	Transcend Services, Inc.*	54,847

		2,665,287

Hotels, Restaurants & Leisure - 1.8%
22,064	AFC Enterprises, Inc.*	208,946
8,084	BJ’s Restaurants, Inc.*	206,142
27,198	Bob Evans Farms, Inc.	713,132
50,415	Cheesecake Factory, Inc.*	1,181,728
6,449	DineEquity, Inc.*	235,131
31,250	Domino’s Pizza, Inc.*	399,688
14,910	Gaylord Entertainment Co.*	432,241
34,481	Jack in the Box, Inc.*	711,343
67,254	Krispy Kreme Doughnuts, Inc.*	264,981
24,058	Papa John’s International, Inc.*	609,389
21,791	Pinnacle Entertainment, Inc.*	236,432
13,910	Red Lion Hotels Corp.*	103,630

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Hotels, Restaurants & Leisure (continued) - 1.8%
40,781	Ruby Tuesday, Inc.*	$416,782
61,714	Shuffle Master, Inc.*	542,466
68,085	Sonic Corp.*	599,148
66,124	Texas Roadhouse, Inc.	891,352
22,602	Vail Resorts, Inc.*	856,164

		8,608,695

Household Durables - 0.5%
14,228	American Greetings Corp. Class A	291,532
2,490	Blyth, Inc.	98,480
3,769	Cavco Industries, Inc.*	132,141
28,401	Ethan Allen Interiors, Inc.	435,671
24,968	Hovnanian Enterprises, Inc. Class A*	109,110
18,615	Libbey, Inc.*	232,874
36,944	Meritage Homes Corp.*	649,476
15,717	Universal Electronics, Inc.*	275,991

		2,225,275

Independent Power Producers & Energy Trader - 0.0%†
62,032	Dynegy, Inc.*	220,214

Insurance - 1.7%
34,663	Alterra Capital Holdings Ltd.	670,729
33,670	American Equity Investment Life Holding Co.	363,636
11,929	American Safety Insurance Holdings Ltd.*	196,829
18,589	Argo Group International Holdings Ltd.	578,861
15,446	FBL Financial Group, Inc. Class A	350,470
45,167	Horace Mann Educators Corp.	759,709
14,045	Infinity Property & Casualty Corp.	674,722
25,944	Platinum Underwriters Holdings Ltd.	1,013,892
9,245	Primerica, Inc.*	216,056
28,072	ProAssurance Corp.*	1,670,565
14,531	Safety Insurance Group, Inc.	569,615
42,818	Tower Group, Inc.	922,728

		7,987,812

Internet & Catalog Retail - 0.3%
14,527	Blue Nile, Inc.*	739,424
22,726	Orbitz Worldwide, Inc.*	102,494
16,941	Overstock.com, Inc.*	334,924
16,531	Vitacost.com, Inc.*	142,001

		1,318,843

Internet Software & Services - 1.6%
8,166	comScore, Inc.*	161,768
32,839	Constant Contact, Inc.*	640,032
46,413	DealerTrack Holdings, Inc.*	724,507
45,641	Digital River, Inc.*	1,199,902
37,871	DivX, Inc.*	288,198
17,876	GSI Commerce, Inc.*	402,568
41,969	Internet Capital Group, Inc.*	353,379
52,021	j2 Global Communications, Inc.*	1,224,054
16,548	LogMeIn, Inc.*	471,618
96,581	Openwave Systems, Inc.*	196,059
26,757	Perficient, Inc.*	231,448
27,916	Rackspace Hosting, Inc.*	522,029
96,422	RealNetworks, Inc.*	320,121
67,075	Terremark Worldwide, Inc.*	602,334

		7,338,017

IT Services - 1.5%
17,353	CACI International, Inc. Class A*	815,938
12,251	Echo Global Logistics, Inc.*	146,522
28,233	Euronet Worldwide, Inc.*	443,258
58,077	Global Cash Access Holdings, Inc.*	238,696
29,450	Hackett Group Inc*	92,473
32,673	Heartland Payment Systems, Inc.	515,580
25,579	ManTech International Corp. Class A*	1,014,207
30,970	Online Resources Corp.*	126,977
65,908	Sapient Corp.*	724,988
37,139	SRA International, Inc. Class A*	825,229
5,969	Tier Technologies, Inc.*	39,216
21,567	Unisys Corp.*	582,525
24,612	VeriFone Systems, Inc.*	538,511
13,418	Virtusa Corp.*	143,036
22,332	Wright Express Corp.*	781,397

		7,028,553

Leisure Equipment & Products - 0.7%
31,863	Brunswick Corp.	539,122
96,680	Eastman Kodak Co.*	383,820
24,091	JAKKS Pacific, Inc.*	380,156
1,883	Johnson Outdoors, Inc. Class A*	23,971
38,928	Leapfrog Enterprises, Inc.*	197,754
8,971	Polaris Industries, Inc.	535,569
45,875	Pool Corp.	1,015,214
25,804	Smith & Wesson Holding Corp.*	99,345

		3,174,951

Life Sciences Tools & Services - 0.6%
11,989	Accelrys, Inc.*	84,522
10,187	Albany Molecular Research, Inc.*	66,216
30,548	Bruker Corp.*	402,317
33,785	Cambrex Corp.*	119,937
14,632	Dionex Corp.*	1,104,716
23,555	Luminex Corp.*	383,475
71,599	Sequenom, Inc.*	411,694

		2,572,877

Machinery - 2.0%
15,740	3D Systems Corp.*	232,952

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Machinery (continued) - 2.0%
31,486	Albany International Corp. Class A	$577,768
13,495	Astec Industries, Inc.*	423,068
55,085	Blount International, Inc.*	586,655
18,008	Briggs & Stratton Corp.	341,612
20,672	Chart Industries, Inc.*	368,168
43,557	CLARCOR, Inc.	1,634,259
27,693	Colfax Corp.*	358,624
22,027	Columbus McKinnon Corp.*	346,485
71,694	Federal Signal Corp.	427,296
11,649	FreightCar America, Inc.	289,245
19,627	Lydall, Inc.*	140,333
5,987	Middleby Corp.*	344,312
11,651	Miller Industries, Inc.	155,774
56,254	Mueller Water Products, Inc. Class A	213,765
3,672	NACCO Industries, Inc. Class A	326,955
24,560	Nordson Corp.	1,548,508
3,168	Omega Flex, Inc.*	44,922
30,952	Robbins & Myers, Inc.	734,181
13,072	Trimas Corp.*	156,080
21,234	Wabash National Corp.*	177,729
3,829	Xerium Technologies, Inc.*	50,351

		9,479,042

Marine - 0.2%
71,554	Eagle Bulk Shipping, Inc.*	346,321
45,826	Excel Maritime Carriers Ltd.*	282,288
9,288	Genco Shipping & Trading Ltd.*	155,110
25,487	Ultrapetrol Bahamas Ltd.*	121,828

		905,547

Media - 0.6%
20,702	AH Belo Corp. Class A*	160,233
12,363	Ascent Media Corp. Class A*	343,691
6,130	Ballantyne Strong, Inc.*	47,324
32,823	Belo Corp. Class A*	198,579
30,168	Cinemark Holdings, Inc.	440,151
12,779	Crown Media Holdings, Inc. Class A*	26,069
6,778	Entercom Communications Corp. Class A*	56,800
36,234	Journal Communications, Inc. Class A*	172,474
33,086	LIN TV Corp. Class A*	193,553
70,264	Lions Gate Entertainment Corp.*	463,742
28,849	LodgeNet Interactive Corp.*	103,856
10,030	Nexstar Broadcasting Group, Inc. Class A*	54,162
5,383	Rentrak Corp.*	139,366
52,055	Sinclair Broadcast Group, Inc. Class A*	314,412
51,483	Warner Music Group Corp.*	241,455

		2,955,867

Metals & Mining - 0.7%
22,806	Allied Nevada Gold Corp.*	393,403
48,807	Capital Gold Corp.*	182,050
76,041	Coeur d’Alene Mines Corp.*	1,158,104
48,790	Globe Specialty Metals, Inc.*	562,549
49,909	Horsehead Holding Corp.*	382,303
10,495	Olympic Steel, Inc.	266,888
7,131	Universal Stainless & Alloy Products, Inc.*	162,729

		3,108,026

Multiline Retail - 0.3%
19,572	Dillard’s, Inc. Class A	452,896
36,218	Fred’s, Inc. Class A	392,603
19,941	Retail Ventures, Inc.*	193,228
70,920	Saks, Inc.*	582,253

		1,620,980

Oil, Gas & Consumable Fuels - 2.4%
33,063	American Oil & Gas, Inc.*	242,021
8,199	Apco Oil And Gas International, Inc.	221,783
14,940	Approach Resources, Inc.*	100,696
30,178	ATP Oil & Gas Corp.*	318,680
28,694	Berry Petroleum Co. Class A	855,655
19,730	Bill Barrett Corp.*	698,047
41,898	Brigham Exploration Co.*	723,159
16,936	Clean Energy Fuels Corp.*	319,752
56,074	DHT Holdings, Inc.	235,511
25,929	Energy XXI (Bermuda) Ltd.*	440,015
50,201	Gastar Exploration Ltd.*	205,322
58,961	General Maritime Corp.	329,592
35,454	GMX Resources, Inc.*	219,460
18,443	Green Plains Renewable Energy, Inc.*	170,782
19,378	Knightsbridge Tankers Ltd.	361,593
137,347	Kodiak Oil & Gas Corp.*	460,112
38,134	McMoRan Exploration Co.*	396,975
7,782	Miller Petroleum, Inc.*	38,832
40,505	Nordic American Tanker Shipping Ltd.	1,161,683
42,770	Patriot Coal Corp.*	515,806
105,796	Rentech, Inc.*	102,940
43,740	Resolute Energy Corp.*	520,506
18,957	Rosetta Resources, Inc.*	418,381
16,087	Ship Finance International Ltd.	306,618
45,944	Stone Energy Corp.*	540,301
31,128	Teekay Tankers Ltd. Class A	415,248
76,528	Warren Resources, Inc.*	240,298
21,382	World Fuel Services Corp.	557,001

		11,116,769

Paper & Forest Products - 0.5%
9,732	Clearwater Paper Corp.*	599,783
12,352	Deltic Timber Corp.	565,475
85,476	Louisiana-Pacific Corp.*	622,265
12,116	Neenah Paper, Inc.	217,361
16,934	Verso Paper Corp.*	50,802
21,171	Wausau Paper Corp.*	144,598

		2,200,284

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Personal Products - 0.6%
27,970	Elizabeth Arden, Inc.*	$434,374
15,919	Inter Parfums, Inc.	277,787
15,552	Medifast, Inc.*	470,292
34,042	Nu Skin Enterprises, Inc. Class A	969,516
9,572	Nutraceutical International Corp.*	150,759
6,956	USANA Health Sciences, Inc.*	291,456

		2,594,184

Pharmaceuticals - 1.1%
63,558	Akorn, Inc.*	231,351
12,009	Auxilium Pharmaceuticals, Inc.*	270,923
83,046	AVANIR Pharmaceuticals, Inc. Class A*	265,747
14,216	Cumberland Pharmaceuticals, Inc.*	88,850
60,316	DepoMed, Inc.*	172,504
11,437	Hi-Tech Pharmacal Co, Inc.*	201,062
56,337	Impax Laboratories, Inc.*	923,363
61,323	Medicines Co.*	564,785
69,439	Medicis Pharmaceutical Corp. Class A	1,760,279
17,989	Optimer Pharmaceuticals, Inc.*	163,340
40,881	Pain Therapeutics, Inc.*	239,154
12,729	Sucampo Pharmaceuticals, Inc. Class A*	46,970
29,089	VIVUS, Inc.*	164,644
11,837	XenoPort, Inc.*	72,679

		5,165,651

Professional Services - 0.3%
5,470	Barrett Business Services, Inc.	81,831
25,351	Huron Consulting Group, Inc.*	520,456
18,487	Navigant Consulting, Inc.*	181,912
21,721	School Specialty, Inc.*	416,392

		1,200,591

Real Estate Investment Trusts - 4.9%
10,037	Agree Realty Corp.	231,855
1,187	Alexander’s, Inc.	396,660
21,516	American Campus Communities, Inc.	622,888
13,631	Associated Estates Realty Corp.	188,653
98,049	BioMed Realty Trust, Inc.	1,768,804
86,699	CBL & Associates Properties, Inc.	1,219,855
49,508	Cogdell Spencer, Inc.	367,844
15,579	CreXus Investment Corp.	187,883
178,049	DCT Industrial Trust, Inc.	835,050
55,520	DiamondRock Hospitality Co.*	515,226
11,385	EastGroup Properties, Inc.	412,934
24,592	Education Realty Trust, Inc.	170,914
20,069	Entertainment Properties Trust	837,680
15,052	Equity Lifestyle Properties, Inc.	796,702
21,039	Equity One, Inc.	358,505
50,210	Extra Space Storage, Inc.	778,757
57,026	FelCor Lodging Trust, Inc.*	338,164
63,400	Hersha Hospitality Trust	322,072
20,609	Highwoods Properties, Inc.	645,268
42,825	Inland Real Estate Corp.	355,448
14,922	Invesco Mortgage Capital	303,663
86,429	Investors Real Estate Trust	732,054
31,274	Kilroy Realty Corp.	1,050,181
62,456	Kite Realty Group Trust	289,796
111,372	Lexington Realty Trust	716,122
13,690	LTC Properties, Inc.	337,459
17,349	Mid-America Apartment Communities, Inc.	979,872
55,289	Mpg Office Trust, Inc.*	173,607
47,980	National Retail Properties, Inc.	1,109,298
44,692	OMEGA Healthcare Investors, Inc.	982,330
11,504	Potlatch Corp.	426,338
91,632	RAIT Financial Trust*	183,264
43,687	Ramco-Gershenson Properties Trust	502,401
44,864	Redwood Trust, Inc.	702,122
12,041	Retail Opportunity Investments Corp.	118,243
7,286	Saul Centers, Inc.	308,198
7,933	Sovran Self Storage, Inc.	291,934
35,451	Sunstone Hotel Investors, Inc.*	365,854
11,651	Tanger Factory Outlet Centers, Inc.	520,800
34,982	Washington Real Estate Investment Trust	1,061,704
20,607	Winthrop Realty Trust	253,878

		22,760,280

Real Estate Management & Services - 0.1%
17,399	Forestar Group, Inc.*	280,298
5,651	Tejon Ranch Co.*	130,199

		410,497

Road & Rail - 0.3%
8,242	Dollar Thrifty Automotive Group, Inc.*	411,029
21,930	Genesee & Wyoming, Inc. Class A*	896,498
627	Patriot Transportation Holding, Inc.*	47,621

		1,355,148

Semiconductors & Semiconductor Equipment - 2.4%
5,860	Alpha & Omega Semiconductor Ltd.*	72,723
34,995	Cavium Networks, Inc.*	938,916
27,139	Cohu, Inc.	425,540
25,430	Diodes, Inc.*	449,602
43,436	Energy Conversion Devices, Inc.*	210,230
18,178	FormFactor, Inc.*	175,963
9,828	Hittite Microwave Corp.*	451,695
34,619	Ikanos Communications, Inc.*	60,583
160,768	Integrated Device Technology, Inc.*	934,062

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Semiconductors & Semiconductor Equipment (continued) - 2.4%
76,712	Kopin Corp.*	$289,204
73,364	Lattice Semiconductor Corp.*	407,904
137,032	LTX-Credence Corp.*	383,690
8,598	MaxLinear, Inc. Class A*	107,561
23,904	Microsemi Corp.*	381,508
23,346	Microtune, Inc.*	55,797
52,925	MIPS Technologies, Inc.*	288,441
29,213	Monolithic Power Systems, Inc.*	514,733
31,234	MoSys, Inc.*	141,802
22,533	Netlogic Microsystems, Inc.*	666,075
29,991	OmniVision Technologies, Inc.*	669,099
10,947	Pericom Semiconductor Corp.*	100,056
77,271	RF Micro Devices, Inc.*	322,220
35,928	Rudolph Technologies, Inc.*	310,418
27,089	Semtech Corp.*	470,807
4,655	Spansion, Inc. Class A*	78,297
11,303	Supertex, Inc.*	293,200
81,744	Trident Microsystems, Inc.*	146,322
134,056	TriQuint Semiconductor, Inc.*	929,008
16,127	Ultra Clean Holdings, Inc.*	174,655
10,336	Ultratech, Inc.*	186,772
11,677	Veeco Instruments, Inc.*	505,614

		11,142,497

Software - 2.6%
25,872	Ariba, Inc.*	413,176
19,647	Blackboard, Inc.*	745,997
28,873	Bottomline Technologies, Inc.*	409,130
37,291	CommVault Systems, Inc.*	690,629
14,497	Concur Technologies, Inc.*	670,921
2,548	Convio, Inc.*	20,435
20,577	Ebix, Inc.*	341,784
4,398	ePlus, Inc.*	78,768
52,578	Fair Isaac Corp.	1,253,985
21,499	Fortinet, Inc.*	387,197
49,139	Jack Henry & Associates, Inc.	1,248,131
23,692	JDA Software Group, Inc.*	556,762
26,016	Kenexa Corp.*	312,972
49,928	Lawson Software, Inc.*	397,926
92,152	Mentor Graphics Corp.*	886,502
33,417	Parametric Technology Corp.*	599,501
12,144	Progress Software Corp.*	363,106
26,097	Quest Software, Inc.*	526,116
9,139	Renaissance Learning, Inc.	127,032
31,237	Smith Micro Software, Inc.*	307,060
38,936	Take-Two Interactive Software, Inc.*	399,094
77,810	THQ, Inc.*	354,814
47,841	TIBCO Software, Inc.*	648,724
7,220	Unica Corp.*	64,402
24,970	Websense, Inc.*	463,443

		12,267,607

Specialty Retail - 2.4%
33,422	Asbury Automotive Group, Inc.*	449,860
37,676	Bebe Stores, Inc.	224,172
8,114	Books-A-Million, Inc.	52,579
33,868	Brown Shoe Co, Inc.	495,150
14,477	Cabela’s, Inc.*	225,696
32,061	Cato Corp. Class A	746,380
133,429	Charming Shoppes, Inc.*	597,762
7,992	Childrens Place Retail Stores, Inc.*	334,465
52,203	Collective Brands, Inc.*	836,292
4,510	Conn’s, Inc.*	23,723
21,368	Dress Barn, Inc.*	527,790
7,357	DSW, Inc. Class A*	195,770
5,741	Express, Inc.*	100,755
8,526	Gymboree Corp.*	369,176
33,175	Hibbett Sports, Inc.*	878,142
25,627	Hot Topic, Inc.	135,567
20,807	Jos. A. Bank Clothiers, Inc.*	1,220,955
10,413	Lumber Liquidators, Inc.*	258,451
60,618	Men’s Wearhouse Inc	1,179,626
16,400	Midas, Inc.*	144,320
28,942	New York & Co, Inc.*	64,541
28,677	Pacific Sunwear of California, Inc.*	115,855
18,954	Rent-A-Center, Inc.*	416,798
33,930	Sally Beauty Holdings, Inc.*	320,978
23,316	Stein Mart, Inc.*	180,000
12,411	Systemax, Inc.*	203,044
18,365	Vitamin Shoppe, Inc.*	501,732
2,776	Winmark Corp.	92,857
18,804	Zumiez, Inc.*	344,113

		11,236,549

Textiles, Apparel & Luxury Goods - 0.8%
38,008	American Apparel, Inc.*	61,193
17,095	Carter’s, Inc.*	414,383
13,159	Columbia Sportswear Co.	644,923
42,120	Crocs, Inc.*	540,400
11,135	Deckers Outdoor Corp.*	566,660
20,778	Iconix Brand Group, Inc.*	342,006
44,346	Joe’s Jeans, Inc.*	85,144
5,405	LaCrosse Footwear, Inc.	79,345
13,418	Movado Group, Inc.*	152,428
27,708	True Religion Apparel, Inc.*	681,063
10,132	Under Armour, Inc. Class A*	380,558

		3,948,103

Thrifts & Mortgage Finance - 0.7%
24,010	Abington Bancorp, Inc.	229,055
49,727	Astoria Financial Corp.	658,385
11,501	Clifton Savings Bancorp, Inc.	103,279
8,979	Flushing Financial Corp.	111,968
57,708	MGIC Investment Corp.*	495,712
68,313	Northwest Bancshares, Inc.	828,637
7,583	OceanFirst Financial Corp.	96,001
47,856	Radian Group, Inc.	411,562
9,318	Roma Financial Corp.	106,318

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Thrifts & Mortgage Finance (continued) - 0.7%
12,776	Westfield Financial, Inc.	$104,891

		3,145,808

Trading Companies & Distributors - 0.6%
29,264	Aceto Corp.	199,580
18,269	Aircastle Ltd.	166,979
36,572	Applied Industrial Technologies, Inc.	1,024,016
31,876	H&E Equipment Services, Inc.*	277,321
7,648	Houston Wire & Cable Co.	92,311
29,862	Kaman Corp.	682,048
10,019	Watsco, Inc.	558,158

		3,000,413

Water Utilities - 0.2%
16,720	California Water Service Group	594,396
14,510	York Water Co.	214,893

		809,289

Wireless Telecommunication Services - 0.2%
20,497	Shenandoah Telecommunications Co.	399,282
20,066	Syniverse Holdings, Inc.*	448,074

		847,356

	TOTAL COMMON STOCKS (Cost $283,230,104)	$284,289,749

INVESTMENT COMPANIES - 0.0%†
5,194	THL Credit Inc*	63,886
	TOTAL INVESTMENT COMPANIES (Cost $61,869)	$63,886

SHORT TERM INVESTMENTS - 38.6%
MONEY MARKET FUNDS- 38.6%
179,582,470	Goldman Sachs Financial Square Government Fund, 0.12% (a)	179,582,470

	TOTAL SHORT TERM INVESTMENTS (Cost $179,582,470)	$179,582,470

	TOTAL INVESTMENTS (Cost $462,874,443) - 99.7% (b)	$463,936,105
	Other Assets in Excess of Liabilities - 0.3%	1,473,246

	TOTAL NET ASSETS - 100.0%	$465,409,351

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $394,273,975.

Direxion Daily Small Cap Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Morgan Stanley Capital Services	Russell 2000 Index	254,000	$158,282,590	1/19/2011	$8,004,403
Merrill Lynch International	Russell 2000 Index	260,700	167,395,172	2/24/2011	2,547,262
Credit Suisse Capital, LLC	Russell 2000 Index	599,200	381,837,097	2/25/2011	8,520,503
BNP Paribas	Russell 2000 Index	259,000	160,192,084	6/13/2011	6,025,268
Deutsche Bank AG London	Russell 2000 Index	333,300	210,784,717	8/22/2014	8,858,656

			$1,078,491,660		$33,956,092

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 108.2%
MONEY MARKET FUNDS - 108.2%
679,317,207	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$679,317,207

	TOTAL SHORT TERM INVESTMENTS (Cost $679,317,207)	$679,317,207

	TOTAL INVESTMENTS (Cost $679,317,207) - 108.2%	$679,317,207
	Liabilities in Excess of Other Assets - (8.2%)	(51,720,648)

	TOTAL NET ASSETS - 100.0%	$627,596,559

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $453,895,617.
Direxion Daily Small Cap Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 2000 Index	986,500	$618,992,752	1/10/2011	$(23,737,046)
Morgan Stanley Capital Services	Russell 2000 Index	318,000	209,138,824	1/19/2011	1,592,283
BNP Paribas	Russell 2000 Index	337,000	210,669,427	3/14/2011	(10,591,092)
Merrill Lynch International	Russell 2000 Index	430,000	268,888,659	4/27/2011	(13,618,761)
Deutsche Bank AG London	Russell 2000 Index	821,800	517,381,736	6/30/2014	(16,840,327)

			$1,825,071,398		$(63,194,943)

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 62.7%
Australia - 4.0%
11,241	BHP Billiton Ltd. ADR	$811,937
1,738	Sims Metal Management Ltd. ADR	27,843

		839,780

Belgium - 0.9%
2,596	Delhaize Group SA ADR	193,220

Bermuda - 0.4%
3,060	Frontline Ltd.	93,636

Canada - 0.4%
2,164	Thomson Reuters Corp.	81,020

Denmark - 3.2%
7,827	Novo Nordisk A/S ADR	673,357

Finland - 0.2%
3,636	Nokia OYJ ADR	34,578

France - 2.8%
49,584	Alcatel-Lucent ADR*	147,760
8,935	Cie Generale de Geophysique-Veritas ADR*	172,982
5,017	France Telecom SA ADR	105,206
2,102	Sanofi-Aventis SA ADR	61,252
2,002	Total SA ADR	101,361
359	Veolia Environnement ADR	9,549

		598,110

Germany - 3.2%
6,218	Allianz SE ADR	72,253
441	Deutsche Bank AG	30,976
5,437	Fresenius Medical Care AG & Co. KGaA ADR	297,295
2,249	SAP AG ADR	103,162
1,756	Siemens AG ADR	171,017

		674,703

Greece - 0.7%
3,911	Coca-Cola Hellenic Bottling Co. SA ADR	93,199
9,598	Hellenic Telecommunications Organization SA ADR	39,256
4,035	National Bank of Greece SA ADR*	11,701

		144,156

Ireland - 2.1%
15,937	CRH PLC ADR	335,155
20,719	Elan Corp. PLC ADR*	98,830

		433,985

Italy - 0.9%
2,906	ENI SpA ADR	118,884
1,808	Luxottica Group SpA ADR	46,936
973	Telecom Italia SpA ADR	10,119
1,438	Telecom Italia SpA ADR	18,306

		194,245

Japan - 9.8%
2,361	Canon, Inc. ADR	102,279
9,423	Hitachi Ltd. ADR*	394,164
3,856	Honda Motor Co. Ltd. ADR	122,505
1,966	Kubota Corp. ADR	77,972
625	Kyocera Corp. ADR	55,900
6,965	Mitsubishi UFJ Financial Group, Inc. ADR	34,686
94,899	Mizuho Financial Group, Inc. ADR	306,524
775	Nippon Telegraph & Telephone Corp. ADR	16,159
42,990	Nomura Holdings, Inc. ADR	242,034
7,149	NTT DoCoMo, Inc. ADR	113,741
3,323	ORIX Corp. ADR	130,095
11,432	Panasonic Corp. ADR	151,588
9,993	Sony Corp. ADR	311,981
129	Toyota Motor Corp. ADR	9,060

		2,068,688

Luxembourg - 0.6%
669	Millicom International Cellular SA	62,364
1,644	Tenaris SA ADR	65,842

		128,206

Netherlands - 5.7%
15,470	Aegon NV*	92,975
23,709	ASML Holding NV	763,193
420	ING Groep NV ADR*	4,040
1,011	Koninklijke Philips Electronics NV	31,462
6,935	Reed Elsevier NV ADR	179,408
1,530	Royal Dutch Shell PLC ADR Class A	84,793
682	Royal Dutch Shell PLC ADR Class B	36,432
739	Unilever NV	21,793

		1,214,096

New Zealand - 1.5%
43,221	Telecom Corp. of New Zealand Ltd. ADR	312,056

Norway - 0.1%
929	Statoil ASA ADR	18,887

Portugal - 0.2%
3,850	Portugal Telecom SGPS SA ADR	42,234

Spain - 3.5%
2,326	Banco Bilbao Vizcaya Argentaria SA ADR	31,285
14,362	Banco Santander SA ADR	183,403
8,467	Repsol YPF SA ADR	200,245
4,876	Telefonica SA ADR	333,713

		748,646

Sweden - 0.7%
14,202	Telefonaktiebolaget LM Ericsson ADR	156,222

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Switzerland - 5.7%
37,986	ABB Ltd. ADR*	$766,557
3,684	Credit Suisse Group AG ADR	167,143
3,151	Logitech International SA*	49,597
909	Novartis AG ADR	44,305
10,060	STMicroelectronics NV	82,391
1,710	Syngenta AG ADR	75,462
622	UBS AG*	10,555

		1,196,010

United Kingdom - 13.5%
1,554	ArcelorMittal	47,708
7,668	AstraZeneca PLC ADR	386,774
2,882	Barclays PLC ADR	60,147
6,213	BHP Billiton PLC ADR	382,348
185	BP PLC ADR	7,117
1,683	British American Tobacco PLC ADR	116,009
11,376	BT Group PLC ADR	254,595
3,564	Carnival PLC ADR	129,730
451	Diageo PLC ADR	31,516
1,675	GlaxoSmithKline PLC ADR	58,910
6,654	HSBC Holdings PLC ADR	339,886
7,534	Intercontinental Hotels Group PLC ADR	131,092
4,425	Lloyds Banking Group PLC ADR*	19,027
1,294	National Grid PLC ADR	52,511
14,639	Pearson PLC ADR	229,393
1,543	Prudential PLC ADR	26,864
6,051	Reed Elsevier PLC ADR	210,030
3,859	Rio Tinto PLC ADR	200,359
477	Royal Bank of Scotland Group PLC ADR*	7,518
1,790	Smith & Nephew PLC ADR	78,080
1,976	Unilever PLC ADR	56,573
1,074	Vodafone Group PLC ADR	25,218

		2,851,405

United States - 2.6%
15,593	Carnival Corp.	540,765

	TOTAL COMMON STOCKS (Cost $10,854,582)	$13,238,005

SHORT TERM INVESTMENTS - 109.1%
MONEY MARKET FUNDS- 109.1%
23,029,892	Goldman Sachs Financial Square Government Fund, 0.12% (a)	23,029,892

	TOTAL SHORT TERM INVESTMENTS (Cost $23,029,892)	$23,029,892

	TOTAL INVESTMENTS (Cost $33,884,474) - 171.8% (b)	$36,267,897
	Liabilities in Excess of Other Assets - (71.8%)	(15,161,313)

	TOTAL NET ASSETS - 100.0%	$21,106,584

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Summary by Industry	Value	% of Net Assets

Automobiles	$131,565	0.6%
Beverages	124,715	0.6
Capital Markets	450,708	2.1
Chemicals	75,462	0.4
Commercial Banks	994,177	4.7
Communications Equipment	338,561	1.6
Computers & Peripherals	49,597	0.2
Construction Materials	335,155	1.6
Consumer Finance	130,095	0.6
Diversified Financial Services	4,040	0.0 †
Diversified Telecommunication Services	1,131,644	5.4
Electrical Equipment	766,557	3.6
Electronic Equipment, Instruments & Components	450,064	2.1
Energy Equipment & Services	238,824	1.1
Food & Staples Retailing	193,220	0.9
Food Products	78,366	0.4
Health Care Equipment & Supplies	78,080	0.4
Health Care Providers & Services	297,295	1.4
Hotels, Restaurants & Leisure	801,586	3.8
Household Durables	463,570	2.2
Industrial Conglomerates	202,479	1.0
Insurance	192,092	0.9
Machinery	77,972	0.4
Media	699,852	3.3
Metals & Mining	1,470,195	7.0
Multi-Utilities	62,060	0.3
Office Electronics	102,279	0.5
Oil, Gas & Consumable Fuels	661,355	3.1
Pharmaceuticals	1,323,427	6.3
Semiconductors & Semiconductor Equipment	845,584	4.0
Software	103,162	0.5
Textiles, Apparel & Luxury Goods	46,936	0.2
Tobacco	116,009	0.5
Wireless Telecommunication Services	201,322	1.0
Short Term Investments	23,029,892	109.1

Total Investments	36,267,897	171.8
Liabilities in Excess of Other Assets	(15,161,313)	(71.8)

Net Assets	$21,106,584	100.0%

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,279,603.

(†)	Less than 0.05%.

Direxion Daily Developed Markets Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Morgan Stanley Capital Services	iShares MSCI EAFE Index	228,400	$11,058,653	1/19/2011	$1,093,518
Credit Suisse Capital, LLC	iShares MSCI EAFE Index	256,500	13,037,678	3/1/2011	343,156
Merrill Lynch International	iShares MSCI EAFE Index	221,800	11,319,377	4/27/2011	307,767
BNP Paribas	iShares MSCI EAFE Index	258,500	13,005,864	7/18/2011	410,010

			$48,421,572		$2,154,451

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 120.9%
MONEY MARKET FUNDS - 120.9%
24,199,021	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$24,199,021

	TOTAL SHORT TERM INVESTMENTS (Cost $24,199,021)	$24,199,021

	TOTAL INVESTMENTS (Cost $24,199,021) - 120.9%	$24,199,021
	Liabilities in Excess of Other Assets - (20.9%)	(4,176,677)

	TOTAL NET ASSETS - 100.0%	$20,022,344

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,754,951.
Direxion Daily Developed Markets Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	iShares MSCI EAFE Index	467,000	$23,235,645	1/10/2011	$(1,188,957)
Morgan Stanley Capital Services	iShares MSCI EAFE Index	257,400	12,306,918	1/19/2011	(1,307,122)
Merrill Lynch International	iShares MSCI EAFE Index	299,500	14,062,566	3/29/2011	(1,755,221)
BNP Paribas	iShares MSCI EAFE Index	133,100	6,533,480	7/18/2011	(378,622)

			$56,138,609		$(4,629,922)

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 45.1%
Brazil - 5.6%
71,153	Banco Santander Brasil SA ADR	$947,758
9,482	Brasil Telecom SA ADR*	83,442
18,023	BRF - Brasil Foods SA ADR*	254,485
11,931	Centrais Eletricas Brasileiras SA ADR*	156,057
8,851	Cia de Saneamento Basico do Estado de Sao Paulo ADR*	352,358
118,538	Cia Siderurgica Nacional SA ADR	1,990,253
4,481	CPFL Energia SA ADR	313,087
55,424	Empresa Brasileira de Aeronautica SA ADR	1,461,531
26,140	Gafisa SA ADR	395,760
198,822	Petroleo Brasileiro SA ADR	7,237,121
211,720	Vale SA-SP ADR*	5,885,816
11,244	Vivo Participacoes SA ADR	300,665

		19,378,333

Chile - 3.4%
42,427	Banco Santander Chile ADR	3,521,865
567	Empresa Nacional de Electricidad SA ADR	28,095
117,417	Enersis SA ADR	2,435,229
56,583	Lan Airlines SA ADR	1,350,636
116,025	Sociedad Quimica y Minera de Chile SA ADR	4,407,790

		11,743,615

China - 2.3%
45,539	China Life Insurance Co. Ltd. ADR	3,058,855
27,505	China Petroleum & Chemical Corp. ADR	2,214,703
24,671	PetroChina Co. Ltd. ADR	2,824,089

		8,097,647

Hong Kong - 3.8%
163,642	China Mobile Ltd. ADR	8,335,923
52,176	China Unicom Hong Kong Ltd. ADR	711,681
25,856	CNOOC Ltd. ADR	4,354,668

		13,402,272

Hungary - 0.0% †
10,913	Magyar Telekom Telecommunications PLC ADR	168,715

India - 7.2%
57,035	HDFC Bank Ltd. ADR	9,386,820
133,430	ICICI Bank Ltd. ADR	5,191,761
107,110	Infosys Technologies Ltd. ADR	6,478,013
71,385	Tata Communications Ltd. ADR*	848,768
225,977	Wipro Ltd. ADR	3,073,287

		24,978,649

Mexico - 3.1%
106,015	America Movil SAB de CV ADR Series L	5,259,404
115,180	Cemex SAB de CV ADR*	1,087,299
40,554	Fomento Economico Mexicano SAB de CV ADR	1,974,169
87,750	Grupo Televisa SA ADR	1,667,250
51,467	Telmex Internacional SAB de CV ADR	942,361

		10,930,483

Peru - 1.1%
67,003	Cia de Minas Buenaventura SA ADR	2,586,986
36,718	Southern Copper Corp.	1,153,312

		3,740,298

Russia - 0.8%
45,181	Mechel ADR	984,042
63,913	Mobile TeleSystems ADR	1,418,869
22,792	Wimm-Bill-Dann Foods ADR	450,142

		2,853,053

South Africa - 1.0%
90,552	Sasol Ltd. ADR	3,589,481

South Korea - 8.1%
148,892	KB Financial Group, Inc. ADR	6,369,600
300,729	Korea Electric Power Corp. ADR*	4,237,272
170,830	KT Corp. ADR	3,220,145
147,732	LG Display Co. Ltd. ADR	2,270,641
85,069	POSCO ADR	8,848,027
8,090	Shinhan Financial Group Co. Ltd. ADR	669,286
155,561	SK Telecom Co. Ltd. ADR	2,548,089

		28,163,060

Taiwan - 8.6%
312,802	AU Optronics Corp. ADR	2,971,619
361,635	Chunghwa Telecom Co. Ltd. ADR*	7,648,580
577,625	Siliconware Precision Industries Co. ADR	2,818,810
1,122,142	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,333,634
1,659,703	United Microelectronics Corp. ADR	5,028,900

		29,801,543

Turkey - 0.1%
15,652	Turkcell Iletisim Hizmet AS ADR	226,954

	TOTAL COMMON STOCKS (Cost $148,723,404)	$157,074,103

PREFERRED SHARES - 13.7%
Brazil - 13.0%
428,050	Banco Bradesco SA ADR	7,974,573
18,874	Brasil Telecom SA ADR*	369,175

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Brazil (continued) - 13.0%
2,849	Centrais Eletricas Brasileiras SA ADR*	$44,587
24,309	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR Class A	1,581,544
38,418	Cia de Bebidas das Americas ADR	4,196,014
46,831	Cia Energetica de Minas Gerais ADR	711,831
6,737	Cia Paranaense de Energia ADR	147,675
103,144	Gerdau SA ADR*	1,510,028
19,451	Gol Linhas Aereas Inteligentes SA ADR	274,648
520,749	Itau Unibanco Holding SA ADR	11,659,570
33,753	Net Servicos de Comunicacao SA ADR*	365,545
263,303	Petroleo Brasileiro SA ADR	8,386,201
14,325	Tam SA ADR	241,806
40,029	Tele Norte Leste Participacoes SA ADR*	585,624
2,136	Tim Participacoes SA ADR	60,940
296,788	Vale SA-SP ADR*	7,191,173

		45,300,934

Colombia - 0.7%
40,107	Bancolombia SA ADR	2,351,473

	TOTAL PREFERRED SHARES (Cost $43,390,903)	$47,652,407

SHORT TERM INVESTMENTS - 35.0%
MONEY MARKET FUNDS - 35.0%
121,807,483	Goldman Sachs Financial Square Government Fund, 0.12% (a)	121,807,483

	TOTAL SHORT TERM INVESTMENTS (Cost $121,807,483)	$121,807,483

	TOTAL INVESTMENTS (Cost $313,921,790) - 93.8% (b)	$326,533,993
	Other Assets in Excess of Liabilities - 6.2%	21,672,262

	TOTAL NET ASSETS - 100.0%	$348,206,255

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$1,461,531	0.4%
Airlines	1,867,090	0.5
Beverages	6,170,183	1.8
Chemicals	4,407,790	1.3
Commercial Banks	48,072,707	13.8
Construction Materials	1,087,299	0.3
Diversified Telecommunication Services	14,578,491	4.2
Electric Utilities	8,045,737	2.3
Electronic Equipment, Instruments & Components	5,242,260	1.5
Food & Staples Retailing	1,581,544	0.5
Food Products	704,627	0.2
Household Durables	395,760	0.1
Independent Power Producers & Energy Traders	28,095	0.0 †
Insurance	3,058,855	0.9
IT Services	9,551,300	2.7
Media	2,032,795	0.6
Metals & Mining	30,149,638	8.7
Oil, Gas & Consumable Fuels	28,606,262	8.2
Semiconductors & Semiconductor Equipment	19,181,344	5.5
Water Utilities	352,358	0.1
Wireless Telecommunication Services	18,150,844	5.2
Short Term Investments	121,807,483	35.0

Total Investments	326,533,993	93.8
Other Assets in Excess of Liabilities	21,672,262	6.2

Net Assets	$348,206,255	100.0%

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $277,748,494.
Direxion Daily Emerging Markets Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index	2,589,000	$99,937,733	1/19/2011	$9,245,392
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index	7,510,000	296,836,639	2/7/2011	15,548,871
Merrill Lynch International	iShares MSCI Emerging Market Index	3,055,000	119,200,228	2/24/2011	7,583,969
BNP Paribas	iShares MSCI Emerging Market Index	2,300,000	89,119,571	5/16/2011	2,248,744
Deutsche Bank AG London	iShares MSCI Emerging Market Index	4,830,000	188,695,222	6/30/2014	11,756,162

			$793,789,393		$46,383,138

Direxion Daily Emerging Markets Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 113.3%
MONEY MARKET FUNDS- 113.3%
170,702,159	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$170,702,159

	TOTAL SHORT TERM INVESTMENTS (Cost $170,702,159)	$170,702,159

	TOTAL INVESTMENTS (Cost $170,702,159) - 113.3%	$170,702,159
	Liabilities in Excess of Other Assets - (13.3%)	(20,021,464)

	TOTAL NET ASSETS - 100.0%	$150,680,695

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $122,252,518.
Direxion Daily Emerging Markets Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index	1,968,000	$75,429,071	1/19/2011	$(7,318,695)
Merrill Lynch International	iShares MSCI Emerging Market Index	1,973,000	76,004,046	2/24/2011	(5,951,955)
BNP Paribas	iShares MSCI Emerging Market Index	1,219,000	47,080,552	6/13/2011	388,499
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index	3,370,000	133,158,336	11/7/2011	(6,855,300)
Deutsche Bank AG London	iShares MSCI Emerging Market Index	2,388,000	93,722,168	6/25/2014	(5,185,074)

			$425,394,173		$(24,922,525)

Direxion Daily China Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 57.2%
Diversified Consumer Services - 1.4%
4,711	New Oriental Education & Technology Group, Inc. ADR*	$460,736

Diversified Telecommunication Services - 6.3%
14,560	China Telecom Corp. Ltd. ADR	730,184
86,835	China Unicom Hong Kong Ltd. ADR	1,184,429
10,075	City Telecom HK Ltd. ADR	102,966

		2,017,579

Electrical Equipment - 0.9%
24,928	Yingli Green Energy Holding Co. Ltd. ADR*	272,214

Health Care Equipment & Supplies - 1.4%
14,138	Mindray Medical International Ltd. ADR	437,430

Hotels, Restaurants & Leisure - 3.6%
16,872	Ctrip.com International Ltd. ADR*	679,267
6,291	Home Inns & Hotels Management, Inc. ADR*	264,662
52,813	Melco Crown Entertainment Ltd. ADR*	205,443

		1,149,372

Independent Power Producers & Energy Traders - 1.1%
15,581	Huaneng Power International, Inc. ADR	364,440

Insurance - 5.4%
22,776	China Life Insurance Co. Ltd. ADR	1,529,864
8,677	CNinsure, Inc. ADR	204,604

		1,734,468

Internet Software & Services - 4.5%
11,388	Baidu, Inc. ADR*	927,097
12,926	NetEase.com, Inc. ADR*	495,066

		1,422,163

Life Sciences Tools & Services - 0.7%
15,815	WuXi PharmaTech Cayman, Inc. ADR*	237,225

Media - 1.0%
18,360	Focus Media Holding Ltd. ADR*	332,867

Metals & Mining - 1.7%
23,832	Aluminum Corp. of China Ltd. ADR*	528,117

Oil, Gas & Consumable Fuels - 13.3%
12,369	China Petroleum & Chemical Corp. ADR	995,952
8,085	CNOOC Ltd. ADR	1,361,676
11,718	PetroChina Co. Ltd. ADR	1,341,359
25,170	Yanzhou Coal Mining Co. Ltd. ADR	543,672

		4,242,659

Real Estate Management & Development - 0.8%
15,547	E-House China Holdings Ltd. ADR	253,416

Road & Rail - 0.6%
10,298	Guangshen Railway Co. Ltd. ADR	188,556

Semiconductors & Semiconductor Equipment - 4.3%
43,009	JA Solar Holdings Co. Ltd. ADR*	255,904
25,159	LDK Solar Co. Ltd. ADR*	164,288
24,783	Renesola Ltd. ADR*	187,855
14,584	Spreadtrum Communications, Inc. ADR*	135,340
29,230	Suntech Power Holdings Co. Ltd. ADR*	290,546
16,367	Trina Solar Ltd. ADR*	355,819

		1,389,752

Software - 4.6%
31,112	Giant Interactive Group, Inc. ADR	209,384
8,750	Longtop Financial Technologies Ltd. ADR*	291,637
9,633	Perfect World Co. Ltd. ADR*	225,027
30,626	Shanda Games Ltd. ADR*	203,050
7,050	Shanda Interactive Entertainment Ltd. ADR*	281,365
10,057	VanceInfo Technologies, Inc. ADR*	255,347

		1,465,810

Wireless Telecommunication Services - 5.6%
35,194	China Mobile Ltd. ADR	1,792,782

	TOTAL COMMON STOCKS (Cost $16,938,177)	$18,289,586

SHORT TERM INVESTMENTS - 40.7%
MONEY MARKET FUNDS - 40.7%
13,007,480	Goldman Sachs Financial Square Government Fund, 0.12% (a)	$13,007,480

	TOTAL SHORT TERM INVESTMENTS (Cost $13,007,480)	$13,007,480

	TOTAL INVESTMENTS (Cost $29,945,657) - 97.9% (b)	$31,297,066
	Other Assets in Excess of Liabilities - 2.1%	685,291

	TOTAL NET ASSETS - 100.0%	$31,982,357

Percentages are stated as a percent of net assets.

Direxion Daily China Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,482,637.
Direxion Daily China Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	BNY Mellon China Select ADR Index	7,180	$26,759,932	6/6/2011	$298,313
BNP Paribas	BNY Mellon China Select ADR Index	3,510	12,748,761	6/13/2011	440,265
Deutsche Bank AG London	BNY Mellon China Select ADR Index	9,960	36,366,310	12/18/2014	1,119,904

			$75,875,003		$1,858,482

Direxion Daily China Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 116.0%
MONEY MARKET FUNDS - 116.0%
13,018,727	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$13,018,727

	TOTAL SHORT TERM INVESTMENTS (Cost $13,018,727)	$13,018,727

	TOTAL INVESTMENTS (Cost $13,018,727) - 116.0%	$13,018,727
	Liabilities in Excess of Other Assets - (16.0%)	(1,797,753)

	TOTAL NET ASSETS - 100.0%	$11,220,974

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,166,192.
Direxion Daily China Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	BNY Mellon China Select ADR Index	4,280	$15,527,793	6/6/2011	$(669,043)
BNP Paribas	BNY Mellon China Select ADR Index	1,510	5,589,293	6/13/2011	(92,203)
Morgan Stanley Capital Services	BNY Mellon China Select ADR Index	2,080	6,931,337	6/21/2011	(932,334)
Deutsche Bank AG London	BNY Mellon China Select ADR Index	1,085	4,083,900	12/18/2014	393

			$32,132,323		$(1,693,187)

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 32.8%
Brazil 9.8%
14,931	Centrais Eletricas Brasileiras SA ADR*	$195,297
45,939	Cia Siderurgica Nacional SA ADR	771,316
9,861	Empresa Brasileira de Aeronautica SA ADR	260,035
7,157	Fibria Celulose SA ADR*	112,365
50,416	Petroleo Brasileiro SA ADR	1,835,142

		3,174,155

Chile 7.8%
3,548	Banco de Chile ADR	268,442
9,578	Banco Santander Chile ADR	795,070
8,630	Empresa Nacional de Electricidad SA ADR	427,616
17,189	Enersis SA ADR	356,500
16,735	Lan Airlines SA ADR	399,464
7,001	Sociedad Quimica y Minera de Chile SA ADR	265,968

		2,513,060

Mexico 11.6%
45,181	America Movil SAB de CV ADR Series L	2,241,429
49,870	Cemex SAB de CV ADR*	470,773
11,405	Fomento Economico Mexicano SAB de CV ADR	555,195
17,901	Grupo Televisa SA ADR	340,119
11,047	Telefonos de Mexico SAB de CV ADR Series L	159,629

		3,767,145

Peru 3.6%
10,993	Cia de Minas Buenaventura SA ADR	424,440
4,222	Credicorp Ltd.	412,574
10,159	Southern Copper Corp.	319,094

		1,156,108

	TOTAL COMMON STOCKS (Cost $10,136,800)	$10,610,468

PREFERRED SHARES - 30.2%
Brazil - 30.2%
62,508	Banco Bradesco SA ADR	1,164,515
10,044	Cia de Bebidas das Americas ADR	1,097,006
26,248	Cia Energetica de Minas Gerais ADR	398,970
8,035	Cia Paranaense de Energia ADR	176,127
42,570	Gerdau SA ADR*	623,225
118,740	Itau Unibanco Holding SA ADR	2,658,589
21,984	Petroleo Brasileiro SA ADR	700,190
17,313	Tele Norte Leste Participacoes SA ADR*	253,289
110,779	Vale SA-SP ADR*	2,684,175

	TOTAL PREFERRED SHARES (Cost $9,323,565)	$9,756,086

SHORT TERM INVESTMENTS - 34.4%
MONEY MARKET FUNDS - 34.4%
11,103,196	Goldman Sachs Financial Square Government Fund, 0.12% (a)	11,103,196

	TOTAL SHORT TERM INVESTMENTS (Cost $11,103,196)	$11,103,196

	TOTAL INVESTMENTS (Cost $30,563,561) - 97.4% (b)	$31,469,750

	Other Assets in Excess of Liabilities - 2.6%	834,705

	TOTAL NET ASSETS - 100.0%	$32,304,455

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$260,035	0.8%
Airlines	399,464	1.2
Beverages	1,652,201	5.1
Chemicals	265,968	0.8
Commercial Banks	5,299,189	16.4
Construction Materials	470,773	1.5
Diversified Telecommunication Services	412,918	1.3
Electric Utilities	1,126,894	3.5
Independent Power Producers & Energy Traders	427,616	1.3
Media	340,119	1.1
Metals & Mining	4,822,250	14.9
Oil, Gas & Consumable Fuels	2,535,333	7.8
Paper & Forest Products	112,365	0.4
Wireless Telecommunication Services	2,241,429	6.9
Short Term Investments	11,103,196	34.4

Total Investments	31,469,750	97.4
Other Assets in Excess of Liabilities	834,705	2.6

Net Assets	$32,304,455	100.0%

Percentages are stated as a percent of net assets.

ADR	— American Depositary Receipts.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,092,551.
Direxion Daily Latin America Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Merrill Lynch International	S&P Latin America 40 Index	65,400	$2,855,977	7/27/2011	$192,157
Credit Suisse Capital, LLC	S&P Latin America 40 Index	755,040	33,774,316	9/12/2011	1,561,704
Morgan Stanley Capital Services	S&P Latin America 40 Index	294,500	13,222,749	3/5/2012	721,128
Deutsche Bank AG London	S&P Latin America 40 Index	530,700	23,332,576	12/18/2014	1,504,376

			$73,185,618		$3,979,365

Direxion Daily Latin America Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 114.3%
MONEY MARKET FUNDS - 114.3%
7,126,666	Goldman Sachs Financial Square Government Fund, 0.12%(a)(b)	$7,126,666

	TOTAL SHORT TERM INVESTMENTS (Cost $7,126,666)	$7,126,666

	TOTAL INVESTMENTS (Cost $7,126,666) - 114.3%	$7,126,666
	Liabilities in Excess of Other Assets - (14.3%)	(889,840)

	TOTAL NET ASSETS - 100.0%	$6,236,826

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,899,392.
Direxion Daily Latin America Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	S&P Latin America 40 Index	218,515	$9,854,736	9/12/2011	$(308,311)
Morgan Stanley Capital Services	S&P Latin America 40 Index	48,750	2,056,697	3/5/2012	(232,425)
Deutsche Bank AG London	S&P Latin America 40 Index	135,000	6,031,715	12/18/2014	(289,200)

			$17,943,148		$(829,936)

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 58.4%
Computers & Peripherals - 2.2%
18,052	SanDisk Corp.*	$788,872

Semiconductors & Semiconductor Equipment - 56.2%
97,479	Advanced Micro Devices, Inc.*	730,118
35,705	Altera Corp.	989,743
130,374	Applied Materials, Inc.	1,538,413
10,123	Atheros Communications, Inc.*	267,652
34,408	Avago Technologies Ltd.*	748,718
48,758	Broadcom Corp. Class A	1,756,751
9,478	Cirrus Logic, Inc.*	184,821
12,680	Cree, Inc.*	898,251
4,409	Hittite Microwave Corp.*	202,638
78,578	Intel Corp.	1,618,707
24,609	KLA-Tencor Corp.	779,367
18,318	Lam Research Corp.*	772,836
30,099	Linear Technology Corp.	959,556
76,998	Marvell Technology Group Ltd.*	1,148,810
32,921	MEMC Electronic Materials, Inc.*	314,725
92,581	Micron Technology, Inc.*	673,990
7,252	MKS Instruments, Inc.*	155,628
34,463	National Semiconductor Corp.	475,589
9,059	Netlogic Microsystems, Inc.*	267,784
13,905	Novellus Systems, Inc.*	371,403
64,046	NVIDIA Corp.*	588,583
4,052	Power Integrations, Inc.	143,238
3,263	Rubicon Technology, Inc.*	98,706
11,120	STMicroelectronics NV	91,073
86,314	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	871,771
26,092	Teradyne, Inc.*	280,750
68,925	Texas Instruments, Inc.	1,701,758
5,869	Veeco Instruments, Inc.*	254,128
34,420	Xilinx, Inc.	961,006

		19,846,513

	TOTAL COMMON STOCKS (Cost $21,692,845)	$20,635,385

SHORT TERM INVESTMENTS - 38.4%
MONEY MARKET FUNDS - 38.4%
13,587,258	Goldman Sachs Financial Square Government Fund, 0.12%(a)	13,587,258

	TOTAL SHORT TERM INVESTMENTS (Cost $13,587,258)	$13,587,258

	TOTAL INVESTMENTS (Cost $35,280,103) - 96.8% (b)	$34,222,643
	Other Assets in Excess of Liabilities - 3.2%	1,136,193

	TOTAL NET ASSETS - 100.0%	$35,358,836

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,322,627.

Direxion Daily Semiconductor Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Depreciation
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	26,600	$9,557,684	5/2/2011	$(214,234)
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	112,240	39,405,005	9/12/2011	(204,594)
Merrill Lynch International	PHLX Semiconductor Sector Index	29,600	10,547,485	9/28/2011	(214,634)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	76,500	27,926,052	3/11/2015	(1,200,032)

			$87,436,226		$(1,833,494)

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 101.9%
MONEY MARKET FUNDS - 101.9%
11,185,415	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$11,185,415

	TOTAL SHORT TERM INVESTMENTS (Cost $11,185,415)	$11,185,415

	TOTAL INVESTMENTS (Cost $11,185,415) - 101.9%	$11,185,415
	Liabilities in Excess of Other Assets - (1.9%)	(213,106)

	TOTAL NET ASSETS - 100.0%	$10,972,309

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,624,707.
Direxion Daily Semiconductor Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	19,675	$6,854,970	7/7/2011	$(34,349)
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	39,365	13,621,853	9/12/2011	(125,429)
Merrill Lynch International	PHLX Semiconductor Sector Index	18,600	6,540,858	9/28/2011	36,044
Deutsche Bank AG London	PHLX Semiconductor Sector Index	16,725	5,944,415	3/11/2015	96,309

			$32,962,096		$(27,425)

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 45.9%
Electrical Equipment - 0.3%
5,944	First Solar, Inc.*	$745,675
10,471	SunPower Corp. Class A*	130,155

		875,830

Energy Equipment & Services - 8.3%
6,026	Atwood Oceanics, Inc.*	163,907
46,121	Baker Hughes, Inc.	2,226,261
26,264	Cameron International Corp.*	1,039,792
4,799	Core Laboratories NV	370,723
7,424	Diamond Offshore Drilling, Inc.	441,654
8,870	Dresser-Rand Group, Inc.*	330,053
6,789	Exterran Holdings, Inc.*	181,063
13,063	FMC Technologies, Inc.*	826,627
97,341	Halliburton Co.	2,908,549
10,126	Helmerich & Payne, Inc.	410,407
30,671	Nabors Industries Ltd.*	564,653
45,043	National Oilwell Varco, Inc.	1,763,884
5,940	Oceaneering International, Inc.*	293,911
5,397	Oil States International, Inc.*	247,938
16,543	Patterson-UTI Energy, Inc.	271,802
18,874	Pride International, Inc.*	449,012
12,324	Rowan Cos, Inc.*	311,304
128,250	Schlumberger Ltd.	7,651,395
2,426	SEACOR Holdings, Inc.*	200,921
26,708	Smith International, Inc.	1,107,848
8,441	Superior Energy Services, Inc.*	192,370
4,340	Unit Corp.*	177,506
79,581	Weatherford International Ltd.*	1,289,212

		23,420,792

Gas Utilities - 0.2%
15,978	EQT Corp.	586,073

Metals & Mining - 0.1%
5,750	Walter Energy, Inc.	409,975

Oil, Gas & Consumable Fuels - 37.0%
13,026	Alpha Natural Resources, Inc.*	499,287
53,186	Anadarko Petroleum Corp.	2,614,624
39,079	Apache Corp.	3,735,171
17,465	Arch Coal, Inc.	413,746
8,437	Atlas Energy, Inc.*	249,651
11,169	Cabot Oil & Gas Corp.	340,319
69,972	Chesapeake Energy Corp.	1,471,511
215,988	Chevron Corp.	16,460,445
9,022	Cimarex Energy Co.	621,345
7,912	Cobalt International Energy, Inc.*	66,144
5,088	Comstock Resources, Inc.*	128,777
9,831	Concho Resources, Inc.*	589,663
160,027	ConocoPhillips	8,836,691
24,286	Consol Energy, Inc.	910,239
3,312	Continental Resources, Inc.*	150,795
42,922	Denbury Resources, Inc.*	679,884
48,062	Devon Energy Corp.	3,003,394
75,664	El Paso Corp.	932,180
27,211	EOG Resources, Inc.	2,653,073
15,785	EXCO Resources, Inc.	229,040
547,979	Exxon Mobil Corp.	32,703,387
12,083	Forest Oil Corp.*	345,453
11,375	Frontier Oil Corp.	139,799
31,352	Hess Corp.	1,680,154
4,800	Holly Corp.	128,304
76,284	Marathon Oil Corp.	2,551,700
11,118	Mariner Energy, Inc.*	265,609
11,061	Massey Energy Co.	338,245
20,580	Murphy Oil Corp.	1,126,755
14,338	Newfield Exploration Co.*	766,509
18,777	Noble Energy, Inc.	1,259,186
87,310	Occidental Petroleum Corp.	6,804,068
28,901	Peabody Energy Corp.	1,304,880
32,496	PetroHawk Energy Corp.*	512,462
12,465	Pioneer Natural Resources Co.	721,973
15,068	Plains Exploration & Production Co.*	339,783
18,835	Qep Resources, Inc.*	648,301
12,669	Quicksilver Resources, Inc.*	159,503
17,149	Range Resources Corp.	636,571
38,700	SandRidge Energy, Inc.*	228,330
6,757	SM Energy Co.	279,875
37,236	Southwestern Energy Co.*	1,357,252
69,669	Spectra Energy Corp.	1,448,419
12,953	Sunoco, Inc.	462,034
15,184	Tesoro Corp.	196,025
16,349	Ultra Petroleum Corp.*	692,707
60,801	Valero Energy Corp.	1,033,009
5,492	Whiting Petroleum Corp.*	483,351
62,816	Williams Cos, Inc.	1,219,259

		104,418,882

	TOTAL COMMON STOCKS (Cost $128,447,807)	$129,711,552

SHORT TERM INVESTMENTS - 55.6%
MONEY MARKET FUNDS- 55.6%
157,111,042	Goldman Sachs Financial Square Government Fund, 0.12% (a)	157,111,042

	TOTAL SHORT TERM INVESTMENTS (Cost $157,111,042)	$157,111,042

	TOTAL INVESTMENTS (Cost $285,558,849) - 101.5% (b)	$286,822,594
	Liabilities in Excess of Other Assets - (1.5%)	(4,352,679)

	TOTAL NET ASSETS - 100.0%	$282,469,915

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $213,355,186.
Direxion Daily Energy Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Morgan Stanley Capital Services	Russell 1000 Energy Index	253,950	$152,136,553	1/19/2011	$2,097,302
Credit Suisse Capital, LLC	Russell 1000 Energy Index	445,700	269,628,575	1/27/2011	330,038
BNP Paribas	Russell 1000 Energy Index	96,100	56,707,151	7/18/2011	1,401,788
Citibank N.A.	Russell 1000 Energy Index	42,000	24,623,344	11/28/2011	778,708
Deutsche Bank AG London	Russell 1000 Energy Index	349,250	203,327,753	12/16/2014	7,844,017

			$706,423,376		$12,451,853

Direxion Daily Energy Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 98.6%
MONEY MARKET FUNDS - 98.6%
42,425,727	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$42,425,727

	TOTAL SHORT TERM INVESTMENTS (Cost $42,425,727)	$42,425,727

	TOTAL INVESTMENTS (Cost $42,425,727) - 98.6%	$42,425,727
	Other Assets in Excess of Liabilities - 1.4%	608,187

	TOTAL NET ASSETS - 100.0%	$43,033,914

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,461,451.
Direxion Daily Energy Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 1000 Energy Index	141,800	$94,347,366	1/10/2011	$8,088,654
BNP Paribas	Russell 1000 Energy Index	2,100	1,214,980	5/16/2011	(56,917)
Deutsche Bank AG London	Russell 1000 Energy Index	69,300	41,257,814	12/16/2014	(672,101)
Morgan Stanley Capital Services	Russell 1000 Energy Index	350	206,924	12/17/2014	(7,717)

			$137,027,084		$7,351,919

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 68.1%
Capital Markets - 9.6%
24,957	Affiliated Managers Group, Inc.*	$1,767,704
144,260	Ameriprise Financial, Inc.	6,115,181
107,385	Ares Capital Corp.	1,504,464
679,496	Bank of New York Mellon Corp.	17,034,965
19,449	BlackRock, Inc.	3,063,023
554,277	Charles Schwab Corp.	8,197,757
123,265	E*Trade Financial Corp.*	1,803,367
66,098	Eaton Vance Corp.	1,980,296
49,850	Federated Investors, Inc. Class B	1,057,817
83,291	Franklin Resources, Inc.	8,377,409
72,800	GLG Partners, Inc.*	321,048
288,387	Goldman Sachs Group, Inc.	43,494,527
16,501	Greenhill & Co., Inc.	1,122,893
244,407	Invesco Ltd.	4,775,713
102,924	Janus Capital Group, Inc.	1,078,644
65,307	Jefferies Group, Inc.	1,612,430
51,525	Lazard Ltd. Class A	1,528,747
91,614	Legg Mason, Inc.	2,646,728
783,066	Morgan Stanley	21,134,951
135,486	Northern Trust Corp.	6,366,487
55,595	Raymond James Financial, Inc.	1,483,275
83,814	SEI Investments Co.	1,607,553
281,063	State Street Corp.	10,938,972
145,407	T. Rowe Price Group, Inc.	7,012,980
130,646	TD Ameritrade Holding Corp.*	2,056,368
48,411	Waddell & Reed Financial, Inc. Class A	1,153,634

		159,236,933

Commercial Banks - 11.4%
96,869	Associated Banc-Corp.	1,316,450
46,764	BancorpSouth, Inc.	685,560
26,913	Bank of Hawaii Corp.	1,340,537
387,719	BB&T Corp.	9,627,063
14,141	BOK Financial Corp.	688,808
180,728	CapitalSource, Inc.	972,317
112,062	CIT Group, Inc.*	4,074,574
25,479	City National Corp.	1,443,895
98,776	Comerica, Inc.	3,789,047
40,632	Commerce Bancshares, Inc.	1,590,743
29,372	Cullen/Frost Bankers, Inc.	1,621,628
82,881	East West Bancorp, Inc.	1,292,115
445,260	Fifth Third Bancorp	5,659,255
3,033	First Citizens BancShares, Inc. Class A	573,267
128,055	First Horizon National Corp.*	1,468,791
111,142	Fulton Financial Corp.	1,012,504
401,429	Huntington Bancshares, Inc.	2,432,660
492,506	KeyCorp	4,166,601
41,218	M&T Bank Corp.	3,599,980
295,365	Marshall & Ilsley Corp.	2,076,416
294,696	PNC Financial Services Group, Inc.	17,501,995
572,705	Popular, Inc.*	1,643,663
668,029	Regions Financial Corp.	4,896,653
280,039	SunTrust Banks, Inc.	7,267,012
438,693	Synovus Financial Corp.	1,149,376
79,641	TCF Financial Corp.	1,261,513
1,073,854	U.S. Bancorp	25,665,111
90,173	Valley National Bancorp	1,308,410
2,726,116	Wells Fargo & Co.	75,595,197
51,089	Wilmington Trust Corp.	518,042
97,093	Zions Bancorporation	2,154,494

		188,393,677

Consumer Finance - 2.8%
587,487	American Express Co.	26,225,420
35,731	AmeriCredit Corp.*	861,474
255,754	Capital One Financial Corp.	10,826,067
304,653	Discover Financial Services	4,652,051
272,122	SLM Corp.*	3,265,464

		45,830,476

Diversified Financial Services - 14.8%
5,620,512	Bank of America Corp.	78,911,988
11,851,316	Citigroup, Inc.*	48,590,396
36,799	CME Group, Inc.	10,259,561
20,278	Interactive Brokers Group, Inc. Class A*	335,601
41,424	IntercontinentalExchange, Inc.*	4,375,203
2,228,885	JPMorgan Chase & Co.	89,779,488
109,180	Leucadia National Corp.*	2,411,786
114,977	Moody’s Corp.	2,707,708
61,706	MSCI, Inc. Class A*	1,991,253
75,828	NASDAQ OMX Group, Inc.*	1,476,371
146,214	NYSE Euronext	4,235,820

		245,075,175

Insurance - 16.1%
189,719	ACE Ltd.	10,070,285
263,052	Aflac, Inc.	12,939,528
3,745	Alleghany Corp.*	1,124,324
28,272	Allied World Assurance Co. Holdings Ltd.	1,408,511
301,336	Allstate Corp.	8,509,729
48,094	American Financial Group, Inc.	1,417,330
67,722	American International Group, Inc.*	2,605,265
3,922	American National Insurance Co.	307,014
150,930	AON Corp.	5,685,533
27,805	Arch Capital Group Ltd.*	2,176,019
58,137	Arthur J. Gallagher & Co.	1,477,843
43,313	Aspen Insurance Holdings Ltd.	1,184,611
62,646	Assurant, Inc.	2,336,069
103,280	Assured Guaranty Ltd.	1,621,496
70,998	Axis Capital Holdings Ltd.	2,213,008

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Insurance (continued) - 16.1%
968,876	Berkshire Hathaway, Inc. Class B*	$75,688,593
63,388	Brown & Brown, Inc.	1,269,028
183,060	Chubb Corp.	9,634,448
81,872	Cincinnati Financial Corp.	2,255,574
14,772	CNA Financial Corp.*	414,502
25,668	Endurance Specialty Holdings Ltd.	990,528
16,010	Erie Indemnity Co. Class A	784,970
33,008	Everest Re Group Ltd.	2,562,081
128,667	Fidelity National Financial, Inc. Class A	1,900,412
273,985	Genworth Financial, Inc. Class A*	3,720,716
25,122	Hanover Insurance Group, Inc.	1,101,097
248,789	Hartford Financial Services Group, Inc.	5,824,150
64,424	HCC Insurance Holdings, Inc.	1,682,755
169,452	Lincoln National Corp.	4,412,530
176,302	Loews Corp.	6,549,619
5,494	Markel Corp.*	1,856,972
303,203	Marsh & McLennan Cos, Inc.	7,131,335
85,911	MBIA, Inc.*	745,707
14,977	Mercury General Corp.	645,958
329,887	MetLife, Inc.	13,875,047
135,026	Old Republic International Corp.	1,689,175
12,895	OneBeacon Insurance Group Ltd. Class A	204,902
43,836	PartnerRe Ltd.	3,172,411
179,114	Principal Financial Group, Inc.	4,587,110
375,574	Progressive Corp.	7,376,273
47,955	Protective Life Corp.	1,078,508
260,011	Prudential Financial, Inc.	14,896,030
40,976	Reinsurance Group of America, Inc.	1,966,028
32,439	RenaissanceRe Holdings Ltd.	1,856,160
26,530	StanCorp Financial Group, Inc.	999,916
19,581	Symetra Financial Corp.	228,314
46,226	Torchmark Corp.	2,453,214
36,027	Transatlantic Holdings, Inc.	1,722,451
263,306	Travelers Cos, Inc.	13,283,788
28,519	Unitrin, Inc.	792,543
186,449	Unum Group	4,254,766
45,792	Validus Holdings Ltd.	1,137,473
71,025	W.R. Berkley Corp.	1,918,385
754	Wesco Financial Corp.	255,531
4,268	White Mountains Insurance Group Ltd.	1,340,365
191,637	XL Group PLC	3,397,724

		266,733,654

IT Services - 3.0%
29,888	Alliance Data Systems Corp.*	1,717,962
76,293	Broadridge Financial Solutions, Inc.	1,548,748
65,502	CoreLogic, Inc.	1,312,005
185,861	Fidelity National Information Services, Inc.	5,328,635
85,493	Fiserv, Inc.*	4,283,199
45,716	Global Payments, Inc.	1,724,865
53,117	Lender Processing Services, Inc.	1,696,557
54,521	MasterCard, Inc. Class A	11,451,591
92,228	Total System Services, Inc.	1,375,119
261,565	Visa, Inc. Class A	19,185,793

		49,624,474

Media - 0.5%
12,363	Morningstar, Inc.*	556,459
209,519	Thomson Reuters Corp.	7,844,391

		8,400,850

Professional Services - 0.4%
28,228	Dun & Bradstreet Corp.	1,929,666
70,929	Equifax, Inc.	2,222,915
27,134	IHS, Inc. Class A*	1,717,854

		5,870,435

Real Estate Investment Trusts - 8.2%
24,816	Alexandria Real Estate Equities, Inc.	1,750,769
94,210	AMB Property Corp.	2,351,482
347,168	Annaly Capital Management, Inc.	6,040,723
65,452	Apartment Investment & Management Co. Class A	1,405,254
46,489	AvalonBay Communities, Inc.	4,885,529
77,878	Boston Properties, Inc.	6,378,208
73,603	Brandywine Realty Trust	836,130
35,733	BRE Properties, Inc.	1,482,919
36,889	Camden Property Trust	1,679,187
494,676	Chimera Investment Corp.	1,914,396
36,188	CommonWealth REIT	939,072
33,012	Corporate Office Properties Trust	1,237,950
111,640	Developers Diversified Realty Corp.	1,267,114
48,764	Digital Realty Trust, Inc.	3,082,860
68,474	Douglas Emmett, Inc.	1,082,574
140,834	Duke Realty Corp.	1,684,375
158,505	Equity Residential	7,267,454
16,864	Essex Property Trust, Inc.	1,772,575
34,371	Federal Realty Investment Trust	2,687,468
138,480	General Growth Properties, Inc.	1,927,642
164,678	HCP, Inc.	5,841,129
69,528	Health Care REIT, Inc.	3,150,314
69,123	Hospitality Properties Trust	1,413,565
368,730	Host Hotels & Resorts, Inc.	5,287,588

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued) - 8.2%
227,230	Kimco Realty Corp.	$3,424,356
63,419	Liberty Property Trust	2,010,382
72,680	Macerich Co.	3,012,586
44,420	Mack-Cali Realty Corp.	1,431,212
67,111	Nationwide Health Properties, Inc.	2,511,294
29,292	Piedmont Office Realty Trust, Inc. Class A	527,256
91,295	Plum Creek Timber Co., Inc.	3,275,665
266,984	ProLogis	2,899,446
78,587	Public Storage	7,710,956
44,919	Rayonier, Inc.	2,193,395
58,529	Realty Income Corp.	1,878,196
45,822	Regency Centers Corp.	1,729,322
71,372	Senior Housing Properties Trust	1,609,439
163,987	Simon Property Group, Inc.	14,630,920
43,675	SL Green Realty Corp.	2,630,982
30,579	Taubman Centers, Inc.	1,253,433
90,849	UDR, Inc.	1,917,822
87,870	Ventas, Inc.	4,456,766
90,495	Vornado Realty Trust	7,491,176
67,338	Weingarten Realty Investors	1,425,545

		135,386,426

Real Estate Management & Development - 0.4%
159,710	CB Richard Ellis Group, Inc. Class A*	2,715,070
71,379	Forest City Enterprises, Inc. Class A*	906,513
23,549	Jones Lang LaSalle, Inc.	1,824,106
51,923	St. Joe Co.*	1,339,094

		6,784,783

Software - 0.1%
26,131	Factset Research Systems, Inc.	1,959,825

Thrifts & Mortgage Finance - 0.8%
11,191	Capitol Federal Financial	351,733
117,097	First Niagara Financial Group, Inc.	1,570,271
264,615	Hudson City Bancorp, Inc.	3,286,518
243,943	New York Community Bancorp, Inc.	4,210,456
208,145	People’s United Financial, Inc.	2,880,727
44,734	TFS Financial Corp.	557,386
63,009	Washington Federal, Inc.	1,096,357

		13,953,448

	TOTAL COMMON STOCKS (Cost $1,187,020,673)	$1,127,250,156

SHORT TERM INVESTMENTS - 32.0%
MONEY MARKET FUNDS- 32.0%
529,518,281	Goldman Sachs Financial Square Government Fund, 0.12% (a)	529,518,281

	TOTAL SHORT TERM INVESTMENTS (Cost $529,518,281)	$529,518,281

	TOTAL INVESTMENTS (Cost $1,716,538,954) - 100.1% (b)	$1,656,768,437
	Liabilities in Excess of Other Assets - (0.1%)	(1,535,299)

	TOTAL NET ASSETS - 100.0%	$1,655,233,138

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,383,313,946.

Direxion Daily Financial Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Morgan Stanley Capital Services	Russell 1000 Financial Services Index	928,300	$715,594,402	1/19/2011	$11,174,140
Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	1,550,100	1,181,717,284	2/07/2011	28,619,954
Merrill Lynch International	Russell 1000 Financial Services Index	837,500	636,562,166	2/24/2011	15,112,141
BNP Paribas	Russell 1000 Financial Services Index	940,000	751,159,822	3/14/2011	(18,498,216)
Citibank N.A.	Russell 1000 Financial Services Index	70,000	52,915,781	11/28/2011	1,549,148
Deutsche Bank AG London	Russell 1000 Financial Services Index	605,500	464,638,285	7/17/2014	6,634,652

			$3,802,587,740		$44,591,819

Direxion Daily Financial Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 103.7%
MONEY MARKET FUNDS - 103.7%
1,107,884,599	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$1,107,884,599

	TOTAL SHORT TERM INVESTMENTS (Cost $1,107,884,599)	$1,107,884,599

	TOTAL INVESTMENTS (Cost $1,107,884,599) - 103.7%	$1,107,884,599
	Liabilities in Excess of Other Assets - (3.7%)	(40,007,265)

	TOTAL NET ASSETS - 100.0%	$1,067,877,334

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $722,483,464.
Direxion Daily Financial Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	2,178,900	$1,726,391,404	1/10/2011	$19,062,584
Morgan Stanley Capital Services	Russell 1000 Financial Services Index	542,700	414,096,786	1/19/2011	(13,831,192)
BNP Paribas	Russell 1000 Financial Services Index	270,000	206,562,279	2/14/2011	(3,697,325)
Merrill Lynch International	Russell 1000 Financial Services Index	472,000	350,349,349	2/24/2011	(17,250,571)
Citibank N.A.	Russell 1000 Financial Services Index	150,000	114,228,100	11/29/2011	(2,562,816)
Deutsche Bank AG London	Russell 1000 Financial Services Index	502,500	384,431,917	6/25/2014	(6,720,490)

			$3,196,059,835		$(24,999,810)

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 47.1%
Communications Equipment - 6.3%
19,705	Brocade Communications Systems, Inc.*	$97,540
4,110	Ciena Corp.*	53,800
253,716	Cisco Systems, Inc.*	5,853,228
4,181	CommScope, Inc.*	85,042
1,646	EchoStar Corp. Class A*	31,439
3,548	F5 Networks, Inc.*	311,621
5,773	Harris Corp.	257,072
9,566	JDS Uniphase Corp.*	103,791
23,360	Juniper Networks, Inc.*	648,941
103,071	Motorola, Inc.*	772,002
3,503	Polycom, Inc.*	103,969
72,866	QUALCOMM, Inc.	2,774,737
17,143	Tellabs, Inc.	119,658

		11,212,840

Computers & Peripherals - 11.3%
40,347	Apple, Inc.*	10,379,266
75,571	Dell, Inc.*	1,000,560
2,917	Diebold, Inc.	83,485
91,116	EMC Corp.*	1,803,186
104,261	Hewlett-Packard Co.	4,800,176
7,114	NCR Corp.*	97,462
15,275	NetApp, Inc.*	646,132
4,953	QLogic Corp.*	78,852
10,207	SanDisk Corp.*	446,046
21,651	Seagate Technology*	271,720
7,429	Teradata Corp.*	236,242
10,144	Western Digital Corp.*	267,700

		20,110,827

Electronic Equipment, Instruments & Components - 1.5%
7,698	Amphenol Corp. Class A	344,870
5,383	Arrow Electronics, Inc.*	133,445
6,740	Avnet, Inc.*	169,511
2,138	AVX Corp.	30,103
69,269	Corning, Inc.	1,255,154
2,365	Dolby Laboratories, Inc. Class A*	150,107
7,340	Ingram Micro, Inc. Class A*	121,330
8,014	Jabil Circuit, Inc.	116,283
5,904	Molex, Inc.	116,368
2,280	Tech Data Corp.*	90,197
7,691	Vishay Intertechnology, Inc.*	65,297

		2,592,665

Internet Software & Services - 3.9%
7,642	Akamai Technologies, Inc.*	293,147
4,752	AOL, Inc.*	99,412
1,998	Equinix, Inc.*	186,833
10,795	Google, Inc. Class A*	5,233,956
3,996	IAC/InterActiveCorp*	99,900
8,092	VeriSign, Inc.*	227,790
60,844	Yahoo!, Inc.*	844,515

		6,985,553

IT Services - 5.1%
9,116	Amdocs Ltd.*	249,140
13,266	Cognizant Technology Solutions Corp. Class A*	723,793
6,843	Computer Sciences Corp.	310,193
1,583	DST Systems, Inc.	65,030
3,004	Gartner, Inc.*	75,611
57,057	International Business Machines Corp.	7,326,119
3,319	NeuStar, Inc. Class A*	77,100
14,019	SAIC, Inc.*	233,136

		9,060,122

Semiconductors & Semiconductor Equipment - 7.5%
26,532	Advanced Micro Devices, Inc.*	198,725
13,363	Altera Corp.	370,422
13,203	Analog Devices, Inc.	392,261
59,576	Applied Materials, Inc.	702,997
2,878	Atheros Communications, Inc.*	76,094
20,423	Atmel Corp.*	106,812
4,363	Avago Technologies Ltd.*	94,939
22,017	Broadcom Corp. Class A	793,273
4,758	Cree, Inc.*	337,057
7,285	Cypress Semiconductor Corp.*	77,221
5,581	Fairchild Semiconductor International, Inc.*	50,675
247,074	Intel Corp.	5,089,724
3,138	International Rectifier Corp.*	61,285
5,476	Intersil Corp. Class A	62,207
7,551	KLA-Tencor Corp.	239,140
5,618	Lam Research Corp.*	237,023
9,956	Linear Technology Corp.	317,397
29,007	LSI Corp.*	116,898
23,948	Marvell Technology Group Ltd.*	357,304
13,433	Maxim Integrated Products, Inc.	235,480
10,087	MEMC Electronic Materials, Inc.*	96,432
8,177	Microchip Technology, Inc.	248,990
37,965	Micron Technology, Inc.*	276,385
10,537	National Semiconductor Corp.	145,411
4,267	Novellus Systems, Inc.*	113,972
25,323	NVIDIA Corp.*	232,718
19,041	ON Semiconductor Corp.*	128,527
10,151	PMC — Sierra, Inc.*	82,223
4,654	Rambus, Inc.*	91,451
2,043	Silicon Laboratories, Inc.*	81,822
7,263	Skyworks Solutions, Inc.*	127,320
7,973	Teradyne, Inc.*	85,789
54,426	Texas Instruments, Inc.	1,343,778
3,306	Varian Semiconductor Equipment Associates, Inc.*	93,428
12,274	Xilinx, Inc.	342,690

		13,407,870

Software - 10.6%
23,154	Activision Blizzard, Inc.	275,070
23,354	Adobe Systems, Inc.*	670,727

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Software (continued) - 10.6%
4,009	ANSYS, Inc.*	$180,205
10,169	Autodesk, Inc.*	300,392
8,068	BMC Software, Inc.*	287,059
17,291	CA, Inc.	338,212
11,976	Cadence Design Systems, Inc.*	83,353
8,243	Citrix Systems, Inc.*	453,530
9,998	Compuware Corp.*	81,784
14,610	Electronic Arts, Inc.*	232,737
3,778	Informatica Corp.*	113,831
12,597	Intuit, Inc.*	500,731
6,920	McAfee, Inc.*	229,052
3,562	MICROS Systems, Inc.*	127,448
340,199	Microsoft Corp.	8,780,536
15,446	Novell, Inc.*	93,294
10,108	Nuance Communications, Inc.*	166,883
169,158	Oracle Corp.	3,998,895
8,373	Red Hat, Inc.*	269,192
4,522	Rovi Corp.*	201,229
5,064	Salesforce.com, Inc.*	501,083
2,882	Solera Holdings, Inc.	109,458
35,538	Symantec Corp.*	460,928
6,630	Synopsys, Inc.*	144,799
3,187	VMware, Inc. Class A*	247,088

		18,847,516

Wireless Telecommunication Services - 0.9%
17,902	American Tower Corp. Class A*	827,788
12,904	Crown Castle International Corp.*	509,837
5,201	SBA Communications Corp. Class A*	188,172

		1,525,797

	TOTAL COMMON STOCKS (Cost $79,254,823)	$83,743,190

SHORT TERM INVESTMENTS - 58.3%
MONEY MARKET FUNDS - 58.3%
103,652,160	Goldman Sachs Financial Square Government Fund, 0.12% (a)	103,652,160

	TOTAL SHORT TERM INVESTMENTS (Cost $103,652,160)	$103,652,160

	TOTAL INVESTMENTS (Cost $182,906,983) - 105.4% (b)	$187,395,350
	Liabilities in Excess of Other Assets - (5.4%)	(9,607,745)

	TOTAL NET ASSETS - 100.0%	$177,787,605

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $146,825,760.

Direxion Daily Technology Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital	Russell 1000 Technology Index	4,200	$4,203,991	1/19/2011	$524,161
Merrill Lynch International	Russell 1000 Technology Index	79,050	85,093,465	2/24/2011	(4,533,079)
Credit Suisse Capital, LLC	Russell 1000 Technology Index	148,100	149,359,054	3/1/2011	1,667,920
BNP Paribas	Russell 1000 Technology Index	93,450	92,030,208	3/14/2011	3,281,291
Deutsche Bank AG London	Russell 1000 Technology Index	115,850	122,137,701	6/30/2014	(4,104,756)

			$452,824,419		$(3,164,463)

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 99.4%
MONEY MARKET FUNDS- 99.4%
48,222,942	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$48,222,942

	TOTAL SHORT TERM INVESTMENTS (Cost $48,222,942)	$48,222,942

	TOTAL INVESTMENTS (Cost $48,222,942) - 99.4%	$48,222,942
	Other Assets in Excess of Liabilities - 0.6%	312,822

	TOTAL NET ASSETS - 100.0%	$48,535,764

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,596,028.
Direxion Daily Technology Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Russell 1000 Technology Index	15,500	16,052,022	2/24/2011	206,610
BNP Paribas	Russell 1000 Technology Index	31,000	30,329,397	6/13/2011	(1,304,404)
Credit Suisse Capital, LLC	Russell 1000 Technology Index	60,200	60,635,093	11/7/2011	(784,872)
Deutsche Bank AG London	Russell 1000 Technology Index	36,100	37,769,615	6/30/2014	870,462

			$144,786,127		$(1,012,204)

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 55.3%
Real Estate Investment Trusts - 55.3%
12,763	Acadia Realty Trust	$236,626
736	Alexander’s, Inc.	245,949
14,072	Alexandria Real Estate Equities, Inc.	992,780
53,186	AMB Property Corp.	1,327,523
16,753	American Campus Communities, Inc.	484,999
37,589	Apartment Investment & Management Co. Class A	807,036
14,674	Ashford Hospitality Trust, Inc.*	128,984
26,163	AvalonBay Communities, Inc.	2,749,470
35,732	BioMed Realty Trust, Inc.	644,605
44,594	Boston Properties, Inc.	3,652,249
41,260	Brandywine Realty Trust	468,714
20,108	BRE Properties, Inc.	834,482
20,705	Camden Property Trust	942,492
16,589	CapLease, Inc.	81,286
42,042	CBL & Associates Properties, Inc.	591,531
17,533	Cedar Shopping Centers, Inc.	108,705
20,364	Colonial Properties Trust	328,268
20,365	Commonwealth REIT	528,465
18,736	Corporate Office Properties Trust	702,600
29,346	Cousins Properties, Inc.	201,020
66,852	DCT Industrial Trust, Inc.	313,536
68,092	Developers Diversified Realty Corp.	772,844
48,553	DiamondRock Hospitality Co.*	450,572
27,108	Digital Realty Trust, Inc.	1,713,768
35,122	Douglas Emmett, Inc.	555,279
79,672	Duke Realty Corp.	952,877
18,335	DuPont Fabros Technology, Inc.	462,775
8,604	EastGroup Properties, Inc.	312,067
18,199	Education Realty Trust, Inc.	126,483
14,916	Entertainment Properties Trust	622,594
9,250	Equity Lifestyle Properties, Inc.	489,602
13,262	Equity One, Inc.	225,984
90,459	Equity Residential	4,147,545
9,520	Essex Property Trust, Inc.	1,000,647
26,443	Extra Space Storage, Inc.	410,131
19,656	Federal Realty Investment Trust	1,536,903
30,057	FelCor Lodging Trust, Inc.*	178,238
17,786	First Industrial Realty Trust, Inc.*	75,057
11,641	First Potomac Realty Trust	180,435
23,008	Franklin Street Properties Corp.	280,928
7,081	Getty Realty Corp.	169,661
26,607	Glimcher Realty Trust	176,936
7,019	Government Properties Income Trust	195,058
94,290	HCP, Inc.	3,344,466
39,689	Health Care REIT, Inc.	1,798,309
19,699	Healthcare Realty Trust, Inc.	462,335
40,675	Hersha Hospitality Trust	206,629
22,812	Highwoods Properties, Inc.	714,244
11,221	Home Properties, Inc.	557,347
39,594	Hospitality Properties Trust	809,697
202,529	Host Hotels & Resorts, Inc.	2,904,266
24,673	Inland Real Estate Corp.	204,786
23,600	Investors Real Estate Trust	199,892
16,398	Kilroy Realty Corp.	550,645
130,135	Kimco Realty Corp.	1,961,134
20,240	Kite Realty Group Trust	93,914
22,140	LaSalle Hotel Properties	525,161
35,853	Lexington Realty Trust	230,535
36,185	Liberty Property Trust	1,147,064
7,104	LTC Properties, Inc.	175,114
41,293	Macerich Co.	1,711,595
25,410	Mack-Cali Realty Corp.	818,710
34,439	Medical Properties Trust, Inc.	342,324
9,377	Mid-America Apartment Communities, Inc.	529,613
7,978	National Health Investors, Inc.	300,372
26,610	National Retail Properties, Inc.	615,223
37,680	Nationwide Health Properties, Inc.	1,409,986
29,021	Omega Healthcare Investors, Inc.	637,882
6,934	Parkway Properties, Inc.	115,867
11,374	Pebblebrook Hotel Trust*	208,030
16,449	Pennsylvania Real Estate Investment Trust	202,158
15,595	Post Properties, Inc.	397,361
152,167	ProLogis	1,652,534
6,264	PS Business Parks, Inc.	363,750
46,260	Public Storage	4,539,031
11,290	Ramco-Gershenson Properties Trust	129,835
33,503	Realty Income Corp.	1,075,111
26,177	Regency Centers Corp.	987,920
13,414	Retail Opportunity Investments Corp.*	131,725
4,333	Saul Centers, Inc.	183,286
40,876	Senior Housing Properties Trust	921,754
93,051	Simon Property Group, Inc.	8,302,010
24,979	SL Green Realty Corp.	1,504,735
8,838	Sovran Self Storage, Inc.	325,238
45,369	Strategic Hotels & Resorts, Inc.*	209,151
5,427	Sun Communities, Inc.	157,926
31,485	Sunstone Hotel Investors, Inc.*	324,925
12,923	Tanger Factory Outlet Centers, Inc.	577,658
17,432	Taubman Centers, Inc.	714,538
50,078	UDR, Inc.	1,057,147
3,689	Universal Health Realty Income Trust	122,770
5,582	Urstadt Biddle Properties, Inc. Class A	99,527
26,758	U-Store-It Trust	215,937
50,287	Ventas, Inc.	2,550,557
52,333	Vornado Realty Trust	4,332,126

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued) - 55.3%
19,194	Washington Real Estate Investment Trust	$582,538
36,609	Weingarten Realty Investors	775,012
5,558	Winthrop Realty Trust	68,474

		86,487,578

	TOTAL COMMON STOCKS (Cost $84,931,514)	$86,487,578

SHORT TERM INVESTMENTS - 46.0%
MONEY MARKET FUNDS - 46.0%
71,861,854	Goldman Sachs Financial Square Government Fund, 0.12% (a)	71,861,854

	TOTAL SHORT TERM INVESTMENTS (Cost $71,861,854)	$71,861,854

	TOTAL INVESTMENTS (Cost $156,793,368) - 101.3% (b)	$158,349,432
	Liabilities in Excess of Other Assets - (1.3%)	(2,020,266)

	TOTAL NET ASSETS - 100.0%	$156,329,166

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $113,455,976.
Direxion Daily Real Estate Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	MSCI US REIT Index	211,850	$123,176,355	2/7/2011	$27,939,707
Merrill Lynch International	MSCI US REIT Index	76,500	49,786,951	2/24/2011	3,542,004
BNP Paribas	MSCI US REIT Index	67,800	47,056,634	5/16/2011	625,751
Morgan Stanley Capital Services	MSCI US REIT Index	49,200	32,774,837	7/6/2011	1,770,455
Deutsche Bank AG London	MSCI US REIT Index	141,835	95,842,927	7/17/2014	3,407,747

			$348,637,704		$37,285,664

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 102.0%
MONEY MARKET FUNDS - 102.0%
107,327,106	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$107,327,106

	TOTAL SHORT TERM INVESTMENTS (Cost $107,327,106)	$107,327,106

	TOTAL INVESTMENTS (Cost $107,327,106) - 102.0%	$107,327,106
	Liabilities in Excess of Other Assets - (2.0%)	(2,114,480)

	TOTAL NET ASSETS - 100.0%	$105,212,626

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $68,577,726.
Direxion Daily Real Estate Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	MSCI US REIT Index	157,550	$105,634,940	2/22/2011	$(4,912,508)
Merrill Lynch International	MSCI US REIT Index	66,750	44,057,390	2/24/2011	(2,547,343)
BNP Paribas	MSCI US REIT Index	48,400	31,869,429	5/16/2011	(2,153,268)
Morgan Stanley Capital Services	MSCI US REIT Index	73,800	49,275,553	6/14/2011	(2,641,822)
Deutsche Bank AG London	MSCI US REIT Index	105,025	69,796,823	7/17/2014	(3,664,471)

			$300,634,135		$(15,919,412)

Direxion Daily 2-Year Treasury Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
U.S. TREASURY OBLIGATIONS - 73.1%
U.S. TREASURY NOTES - 73.1%
3,000,000	U.S. Treasury Note, 0.63% 6/30/2012 (a)	$3,004,922

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,000,000)	$3,004,922

SHORT TERM INVESTMENTS - 24.9%
MONEY MARKET FUNDS - 24.9%
1,024,441	Goldman Sachs Financial Square Government Fund, 0.12% (b)(c)	1,024,441

	TOTAL SHORT TERM INVESTMENTS (Cost $1,024,441)	$1,024,441

	TOTAL INVESTMENTS (Cost $4,024,441) - 98.0%	$4,029,363
	Other Assets in Excess of Liabilities - 2.0%	80,278

	TOTAL NET ASSETS - 100.0%	$4,109,641

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,502,578.

(b)	This security is not segregated as collateral for swap contracts.

(c)	Represents annualized seven-day yield at July 31, 2010.
Direxion Daily 2-Year Treasury Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	NYSE Current 2-Year U.S. Treasury Index	9,035	$9,229,306	8/25/2011	$92,731

Direxion Daily 2-Year Treasury Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 103.7%
MONEY MARKET FUNDS - 103.7%
9,987,924	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$9,987,924

	TOTAL SHORT TERM INVESTMENTS (Cost $9,987,924)	$9,987,924

	TOTAL INVESTMENTS (Cost $9,987,924) - 103.7%	$9,987,924
	Liabilities in Excess of Other Assets - (3.7%)	(355,940)

	TOTAL NET ASSETS - 100.0%	$9,631,984

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,390,757.
Direxion Daily 2-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Deutsche Bank AG London	NYSE Current 2-Year U.S. Treasury Index	1,500	$1,528,449	1/17/2011	$(22,348)
Credit Suisse Capital, LLC	NYSE Current 2-Year U.S. Treasury Index	26,450	26,989,600	8/25/2011	(314,549)

			$28,518,049		$(336,897)

Direxion Daily 10-Year Treasury Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
U.S. TREASURY OBLIGATIONS - 57.5%
U.S. TREASURY NOTES - 57.5%
13,000,000	U.S. Treasury Note, 3.50% 5/15/2020	$13,652,031

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,280,892)	$13,652,031

SHORT TERM INVESTMENTS - 38.6%
MONEY MARKET FUNDS - 38.6%
9,180,721	Goldman Sachs Financial Square Government Fund, 0.12% (a)	9,180,721

	TOTAL SHORT TERM INVESTMENTS (Cost $9,180,721)	$9,180,721

	TOTAL INVESTMENTS (Cost $22,461,613) 96.1% (b)	$22,832,752
	Other Assets in Excess of Liabilities - 3.9%	919,159

	TOTAL NET ASSETS - 100.0%	$23,751,911

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,550,996.
Direxion Daily 10-Year Treasury Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Deutsche Bank AG London	NYSE Current 10-Year U.S. Treasury Index	15,380	$15,661,593	1/17/2011	$566,896
Credit Suisse Capital, LLC	NYSE Current 10-Year U.S. Treasury Index	39,270	40,315,451	11/7/2011	1,048,601

			$55,977,044		$1,615,497

Direxion Daily 10-Year Treasury Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 112.4%
MONEY MARKET FUNDS - 112.4%
49,660,091	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$49,660,091

	TOTAL SHORT TERM INVESTMENTS (Cost $49,660,091)	$49,660,091

	TOTAL INVESTMENTS (Cost $49,660,091) - 112.4%	$49,660,091
	Liabilities in Excess of Other Assets - (12.4%)	(5,495,189)

	TOTAL NET ASSETS - 100.0%	$44,164,902

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,256,735.
Direxion Daily 10-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Deutsche Bank AG London	NYSE Current 10-Year U.S. Treasury Index	37,020	$37,569,124	1/17/2011	$(1,502,331)
Credit Suisse Capital, LLC	NYSE Current 10-Year U.S. Treasury Index	88,720	89,894,742	11/7/2011	(3,593,675)

			$127,463,866		$(5,096,006)

Direxion Daily 30-Year Treasury Bull 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
U.S. TREASURY OBLIGATIONS - 51.7%
U.S. TREASURY BONDS - 51.7%
9,500,000	U.S. Treasury Bond, 4.38% 5/15/2040	$10,144,219

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,790,842)	$10,144,219

SHORT TERM INVESTMENTS - 44.6%
MONEY MARKET FUNDS - 44.6%
8,745,876	Goldman Sachs Financial Square Government Fund, 0.12% (a)	8,745,876

	TOTAL SHORT TERM INVESTMENTS (Cost $8,745,876)	$8,745,876

	TOTAL INVESTMENTS (Cost $18,536,718) - 96.3% (b)	$18,890,095
	Other Assets in Excess of Liabilities - 3.7%	715,966

	TOTAL NET ASSETS - 100.0%	$19,606,061

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,707,514.
Direxion Daily 30-Year Treasury Bull 3X Shares
Swap Equity Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Deutsche Bank AG London	NYSE Current 30-Year U.S. Treasury Index	23,530	$23,429,579	1/17/2011	$270,635
Credit Suisse Capital, LLC	NYSE Current 30-Year U.S. Treasury Index	24,840	24,471,446	11/28/2011	541,417

			$47,901,025		$812,052

Direxion Daily 30-Year Treasury Bear 3X Shares
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 110.5%
MONEY MARKET FUNDS - 110.5%
185,908,956	Goldman Sachs Financial Square Government Fund, 0.12% (a)(b)	$185,908,956

	TOTAL SHORT TERM INVESTMENTS (Cost $185,908,956)	$185,908,956

	TOTAL INVESTMENTS (Cost $185,908,956) - 110.5%	$185,908,956
	Liabilities in Excess of Other Assets - (10.5%)	(17,705,772)

	TOTAL NET ASSETS - 100.0%	$168,203,184

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at July 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $80,594,230.
Direxion Daily 30-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
July 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Deutsche Bank AG London	NYSE Current 30-Year U.S. Treasury Index	190,000	$187,803,586	1/17/2011	$(3,725,355)
Credit Suisse Capital, LLC	NYSE Current 30-Year U.S. Treasury Index	309,460	301,467,029	1/27/2011	(10,350,309)

			$489,270,615		$(14,075,664)

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows (Unaudited)*:

	Direxion Daily	Direxion Daily	Direxion Daily
	BRIC Bull	BRIC Bear	India Bull
	2X Shares	2X Shares	2X Shares
Cost	$5,405,922	$5,915,228	$6,213,017

Gross Unrealized Appreciation	159,926	—	—

Gross Unrealized Depreciation	(221,505)	—	(1,024)

Net Unrealized Appreciation (Depreciation)	$(61,579)	$—	$(1,024)

		Direxion Daily	Direxion Daily
	Direxion Daily	Natural Gas	Natural Gas
	India Bear	Related	Related
	2X Shares	Bull 2X Shares	Bear 2X Shares
Cost	$3,846,331	$2,681,190	$—

Gross Unrealized Appreciation	—	25,724	—

Gross Unrealized Depreciation	—	(59,458)	—

Net Unrealized Appreciation (Depreciation)	$—	$(33,734)	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	Retail Bull	Retail Bear	Large Cap Bull
	2X Shares	2X Shares	3X Shares
Cost	$2,291,062	$1,643,194	$277,209,816

Gross Unrealized Appreciation	25,535	—	3,395,281

Gross Unrealized Depreciation	(25,010)	—	(59,261,896)

Net Unrealized Appreciation (Depreciation)	$525	$—	$(55,866,615)

	Direxion Daily	Direxion Daily	Direxion Daily
	Large Cap Bear	Mid Cap Bull 3X	Mid Cap Bear
	3X Shares	Shares	3X Shares
Cost	$588,279,884	$38,488,392	$36,417,920

Gross Unrealized Appreciation	—	3,356,693	—

Gross Unrealized Depreciation	(285,197,690)	(3,098,940)	(8,984,398)

Net Unrealized Appreciation (Depreciation)	$(285,197,690)	$257,753	$(8,984,398)

	Direxion Daily	Direxion Daily	Direxion Daily
	Small Cap Bull	Small Cap Bear	Developed
	3X Shares	3X Shares	Markets Bull 3X
	Shares	Shares	Shares
Cost	$501,513,440	$919,811,006	$35,556,298

Gross Unrealized Appreciation	9,384,550	—	2,512,981

Gross Unrealized Depreciation	(46,961,885)	(240,493,799)	(1,801,382)

Net Unrealized Appreciation (Depreciation)	$(37,577,335)	$(240,493,799)	$711,599

	Direxion Daily	Direxion Daily	Direxion Daily
	Developed	Emerging	Emerging
	Markets Bear 3X	Markets Bull 3X	Markets Bear 3X
	Shares	Shares	Shares
Cost	$27,639,101	$332,526,113	$216,594,139

Gross Unrealized Appreciation	—	17,525,255	—

Gross Unrealized Depreciation	(3,440,080)	(23,517,375)	(45,891,980)

Net Unrealized Appreciation (Depreciation)	$(3,440,080)	$(5,992,120)	$(45,891,980)

	Direxion Daily	Direxion Daily	Direxion Daily
	China Bull 3X	China Bear 3X	Latin America
	Shares	Shares	Bull 3X Shares
Cost	$29,945,657	$13,018,727	$30,563,561

Gross Unrealized Appreciation	1,519,230	—	1,521,806

Gross Unrealized Depreciation	(167,821)	—	(615,617)

Net Unrealized Appreciation (Depreciation)	$1,351,409	$—	$906,189

	Direxion Daily	Direxion Daily	Direxion Daily
	Latin America	Semiconductor	Semiconductor
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost	$7,126,666	$35,280,103	$11,185,415

Gross Unrealized Appreciation	—	601,520	—

Gross Unrealized Depreciation	—	(1,658,980)	—

Net Unrealized Appreciation (Depreciation)	$—	$(1,057,460)	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	Energy Bull 3X	Energy Bear 3X	Financial Bull
	Shares	Shares	3X Shares
Cost	$296,104,517	$45,642,394	$1,926,358,604

Gross Unrealized Appreciation	3,563,801	—	9,906,681

Gross Unrealized Depreciation	(12,845,724)	(3,216,667)	(279,496,848)

Net Unrealized Appreciation (Depreciation)	$(9,281,923)	$(3,216,667)	$(269,590,167)

	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bear	Technology Bull	Technology
	3X Shares	3X Shares	Bear 3X Shares
Cost	$2,522,393,340	$186,195,517	$60,361,498

Gross Unrealized Appreciation	—	5,913,384	—

Gross Unrealized Depreciation	(1,414,508,741)	(4,713,551)	(12,138,556)

Net Unrealized Appreciation (Depreciation)	$(1,414,508,741)	$1,199,833	$(12,138,556)

	Direxion Daily	Direxion Daily	Direxion Daily
	Real Estate Bull	Real Estate	2-Year Treasury
	3X Shares	Bear 3X Shares	Bull 3X Shares
Cost	$166,586,085	$115,707,571	$4,024,441

Gross Unrealized Appreciation	2,956,630	—	4,922

Gross Unrealized Depreciation	(11,193,283)	(8,380,465)	—

Net Unrealized Appreciation (Depreciation)	$(8,236,653)	$(8,380,465)	$4,922

	Direxion Daily	Direxion Daily	Direxion Daily
	2-Year Treasury	10-Year Treasury	10-Year Treasury
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost	$9,987,924	$23,065,670	$50,628,195

Gross Unrealized Appreciation	—	371,139	—

Gross Unrealized Depreciation	—	(604,057)	(968,104)

Net Unrealized Appreciation (Depreciation)	$—	$(232,918)	$(968,104)

	Direxion Daily	Direxion Daily
	30-Year Treasury	30-Year Treasury
	Bull 3X Shares	Bear 3X Shares
Cost	$19,364,087	$206,549,021

Gross Unrealized Appreciation	353,377	—

Gross Unrealized Depreciation	(827,369)	(20,640,065)

Net Unrealized Appreciation (Depreciation)	$(473,992)	$(20,640,065)

(*)	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
Valuation Measurements (Unaudited)
The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:
Level 1 — Quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments at July 31, 2010:

	Direxion Daily BRIC Bull 2X Shares				Direxion Daily BRIC Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$2,544,094	$—	$—	$2,544,094	$—	$—	$—	$—
Preferred Shares	1,282,841	—	—	1,282,841	—	—	—	—
Short Term Investments	1,517,408	—	—	1,517,408	5,915,228	—	—	5,915,228
Other Financial Instruments*	—	31,218	—	31,218	—	88,110	—	88,110

	Direxion Daily India Bull 2X Shares				Direxion Daily India Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies	$258,480	$—	$—	$258,480	$—	$—	$—	$—
Short Term Investments	5,953,513	—	—	5,953,513	3,846,331	—	—	3,846,331
Other Financial Instruments*	—	82,160	—	82,160	—	(381,242)	—	(381,242)

	Direxion Daily Natural Gas Related Bull 2X Shares				Direxion Daily Natural Gas Related Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$1,967,456	$—	$—	$1,967,456	$—	$—	$—	$—
Short Term Investments	680,000	—	—	680,000	—	—	—	—
Other Financial Instruments*	—	(94,800)	—	(94,800)	—	125,822	—	125,822

	Direxion Daily Retail Bull 2X Shares				Direxion Daily Retail Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$2,005,593	$—	$—	$2,005,593	$—	$—	$—	$—
Short Term Investments	285,994	—	—	285,994	1,643,194	—	—	1,643,194
Other Financial Instruments*	—	(3,311)	—	(3,311)	—	(31,785)	—	(31,785)

	Direxion Daily Large Cap Bull 3X Shares				Direxion Daily Large Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$123,171,430	$—	$—	$123,171,430	$—	$—	$—	$—
Short Term Investments	98,171,771	—	—	98,171,771	303,082,194	—	—	303,082,194
Other Financial Instruments*	—	31,531,044	—	31,531,044	—	761,809	—	761,809

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$19,417,699	$—	$—	$19,417,699	$—	$—	$—	$—
Short Term Investments	19,328,446	—	—	19,328,446	27,433,522	—	—	27,433,522
Other Financial Instruments*	—	6,572,446	—	6,572,446	—	(3,670,172)	—	(3,670,172)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$284,289,749	$—	$—	$284,289,749	$—	$—	$—	$—
Investment Companies	63,886	—	—	63,886	—	—	—	—
Short Term Investments	179,582,470	—	—	179,582,470	679,317,207	—	—	679,317,207
Other Financial Instruments*	—	33,956,092	—	33,956,092	—	(63,194,943)	—	(63,194,943)

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$13,238,005	$—	$—	$13,238,005	$—	$—	$—	$—
Short Term Investments	23,029,892	—	—	23,029,892	24,199,021	—	—	24,199,021
Other Financial Instruments*		2,154,451	—	2,154,451	—	(4,629,922)	—	(4,629,922)

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$157,074,103	$—	$—	$157,074,103	$—	$—	$—	$—
Preferred Shares	47,652,407	—	—	47,652,407	—	—	—	—
Short Term Investments	121,807,483	—	—	121,807,483	170,702,159	—	—	170,702,159
Other Financial Instruments*	—	46,383,138	—	46,383,138	—	(24,922,525)	—	(24,922,525)

	Direxion Daily China Bull 3X Shares				Direxion Daily China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$18,289,586	$—	$—	$18,289,586	$—	$—	$—	$—
Short Term Investments	13,007,480	—	—	13,007,480	13,018,727	—	—	13,018,727
Other Financial Instruments*	—	1,858,482	—	1,858,482	—	(1,693,187)	—	(1,693,187)

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Latin America Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$10,610,468	$—	$—	$10,610,468	$—	$—	$—	$—
Preferred Shares	9,756,086	—	—	9,756,086	—	—	—	—
Short Term Investments	11,103,196	—	—	11,103,196	7,126,666	—	—	7,126,666
Other Financial Instruments*	—	3,979,365	—	3,979,365	—	(829,936)	—	(829,936)

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$20,635,385	$—	$—	$20,635,385	$—	$—	$—	$—
Short Term Investments	13,587,258	—	—	13,587,258	11,185,415	—	—	11,185,415
Other Financial Instruments*	—	(1,833,494)	—	(1,833,494)	—	(27,425)	—	(27,425)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$129,711,552	$—	$—	$129,711,552	$—	$—	$—	$—
Short Term Investments	157,111,042	—	—	157,111,042	42,425,727	—	—	42,425,727
Other Financial Instruments*	—	12,451,853	—	12,451,853	—	7,351,919	—	7,351,919

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$1,127,250,156	$—	$—	$1,127,250,156	$—	$—	$—	$—
Short Term Investments	529,518,281	—	—	529,518,281	1,107,884,599	—	—	1,107,884,599
Other Financial Instruments*	—	44,591,819	—	44,591,819	—	(24,999,810)	—	(24,999,810)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$83,743,190	$—	$—	$83,743,190	$—	$—	$—	$—
Short Term Investments	103,652,160	—	—	103,652,160	48,222,942	—	—	48,222,942
Other Financial Instruments*	—	(3,164,463)	—	(3,164,463)	—	(1,012,204)	—	(1,012,204)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$86,487,578	$—	$—	$86,487,578	$—	$—	$—	$—
Short Term Investments	71,861,854	—	—	71,861,854	107,327,106	—	—	107,327,106
Other Financial Instruments*	—	37,285,664	—	37,285,664	—	(15,919,412)	—	(15,919,412)

	Direxion Daily 2-Year Treasury Bull 3X Shares				Direxion Daily 2-Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Treasury Notes	$—	$3,004,922	$—	$3,004,922	$—	$—	$—	$—
Short Term Investments	1,024,441	—	—	1,024,441	9,987,924	—	—	9,987,924
Other Financial Instruments*	—	92,731	—	92,731	—	(336,897)	—	(336,897)

	Direxion Daily 10-Year Treasury Bull 3X Shares				Direxion Daily 10-Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Treasury Notes	$—	$13,652,031	$—	$13,652,031	$—	$—	$—	$—
Short Term Investments	9,180,721	—	—	9,180,721	49,660,091	—	—	49,660,091
Other Financial Instruments*	—	1,615,497	—	1,615,497	—	(5,096,006)	—	(5,096,006)

	Direxion Daily 30-Year Treasury Bull 3X Shares				Direxion Daily 30-Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Treasury Bonds	$—	$10,144,219	$—	$10,144,219	$—	$—	$—	$—
Short Term Investments	8,745,876	—	—	8,745,876	185,908,956	—	—	185,908,956
Other Financial Instruments*	—	812,052	—	812,052	—	(14,075,664)	—	(14,075,664)

(#)	All portfolio holdings designated as level 1 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for specifics of the portfolio holdings.

(*)	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Funds did not hold Level 3 securities during the period reported.

Item 2. Controls and Procedures.
(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls are procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DirexionShares ETF Trust

By (Signature and Title)	/s/ Daniel O’Neill
Daniel O’Neill, President

Date September 24, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel O’Neill
Daniel O’Neill, President

Date September 24, 2010

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date September 24, 2010